UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23504

AIM ETF PRODUCTS TRUST

On behalf of the following series:

AllianzIM U.S. Large Cap Buffer10 Jan ETF (Ticker: AZAJ)	AllianzIM U.S. Large Cap Buffer20 Jan ETF (Ticker: AZBJ)

AllianzIM U.S. Large Cap Buffer10 Apr ETF (Ticker: AZAA)	AllianzIM U.S. Large Cap Buffer20 Apr ETF (Ticker: AZBA)

AllianzIM U.S. Large Cap Buffer10 Jul ETF (Ticker: AZAL)	AllianzIM U.S. Large Cap Buffer20 Jul ETF (Ticker: AZBL)

AllianzIM U.S. Large Cap Buffer10 Oct ETF (Ticker: AZAO)	AllianzIM U.S. Large Cap Buffer20 Oct ETF (Ticker: AZBO)

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (Ticker: SIXJ)	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (Ticker: SIXO)

(Exact name of registrant as specified in charter)

5701 GOLDEN HILLS DRIVE, MINNEAPOLIS, MN 55416-1297

(Address of principal executive offices) (Zip Code)

Erik T. Nelson, Chief Legal Officer

5701 Golden Hills Drive

       Minneapolis, MN 55416-1297

(Name and address of agent for service)

Registrant's telephone number, including area code: (763) 765-7453

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Allianz Investment Management LLC

AIM ETF PRODUCTS TRUST

Semiannual Report

March 31, 2022 (unaudited)

BUFFERED OUTCOME Exchange-Traded Funds

Buffer10 Series: 10% Buffer on the S&P 500® Price Index with a one year Outcome Period

AllianzIM U.S. Large Cap Buffer10 Jan ETF | AZAJ | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Apr ETF | AZAA | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Jul ETF | AZAL | NYSE Arca

AllianzIM U.S. Large Cap Buffer10 Oct ETF | AZAO | NYSE Arca

Buffer20 Series: 20% Buffer on the S&P 500® Price Index with a one year Outcome Period

AllianzIM U.S. Large Cap Buffer20 Jan ETF | AZBJ | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Apr ETF | AZBA | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Jul ETF | AZBL | NYSE Arca

AllianzIM U.S. Large Cap Buffer20 Oct ETF | AZBO | NYSE Arca

6 Month Buffer10 Series: 10% Buffer on the S&P 500® Price Index with a six month Outcome Period

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF | SIXJ | NYSE Arca AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF | SIXO | NYSE Arca

Want to know more? → www.AllianzIM.com → 1-877-429-3837

ETF-151-B (4/2022)

AIM ETF PRODUCTS TRUST

Letter from the President (unaudited)

Dear Shareholders,

Thank you for being an investor in the AllianzIM Buffered Outcome Exchange-Traded Funds (“ETFs”). As part of one of the largest asset management and diversified insurance companies in the world, Allianz Investment Management LLC (“AllianzIM”) maintains a long track record of developing and executing risk management strategies. The AllianzIM Buffered Outcome ETFs (the “Funds”) are designed to provide risk mitigation solutions by allowing investors to participate in the growth potential of equity markets up to a stated Cap with an explicit downside Buffer. The AllianzIM ETF platform offers ten Buffered Outcome ETFs including both 12- and 6-month outcome period solutions. This Semiannual Report is as of March 31, 2022.

The prevailing winds have clearly shifted over the last six months as the tailwinds supporting riskier assets have switched to more pronounced headwinds for investors. This is particularly noticeable within the Fed’s abrupt change in policy stance from ultra-accommodative to what is expected to be aggressive tightening to combat inflation, which is now at 40-year highs. In calendar year 2021, strong fiscal and monetary support paved the way for massive earnings growth with 70 record high closes on the S&P 500 Index. The nearly 27% price return on the S&P 500 Index in 2021 represented the third consecutive calendar year of double-digit returns. 2022 has been a different story as the S&P 500 Index has remained in negative territory since the beginning of the year. Persistently rising inflation and a surge in commodity prices resulting from a new round of geopolitical tensions has resulted in a perfect storm of inflation that the Fed looks to bring down without sinking the economy with it.

Adjusting to a higher rate regime will be something that markets have to become comfortable with, but the speed of change will likely be the driving factor in how turbulent the transition is. With the first rate hike already concluded in March 2022, market participants should brace for a series of anticipated hikes throughout the year that could bring the Fed Funds Rate as high as 2.50%. In conjunction with rate hikes, the Fed has committed to trimming down its balance sheet at a faster pace than the previous rate hiking cycle of 2015 to 2020. Interest rates have already risen significantly since the beginning of the calendar year with the 10-year Treasury yield up over 120 basis points and we believe the risk tilts towards higher rates going forward. In addition, whispers of a recession have begun to bubble up with recent inversions of the Treasury yield curve, but we believe strength in the labor market should keep a recession at bay for now. So far, markets have been able to digest Fed expectations, but the ability for the Fed to orchestrate a soft landing is a tall task and miscalculations will reverberate into the markets.

On balance, the current backdrop puts investors in a very precarious position with very few options to provide cover in a period of high uncertainty. High levels of inflation make holding cash less desirable, fixed income hasn’t provided a safety net with rapidly rising rates, and volatile equity markets driven by economic uncertainty are harder for investors to stomach. Overall, we are cautiously optimistic on the path of the economy going forward, but we recognize the tail risks are fatter when putting all the scenarios together.

With limited options for investors, more so now than ever, we believe investment solutions with built-in risk mitigation can be an important cornerstone of an investor’s portfolio. This sentiment is consistent with findings from the Allianz Life Insurance Company of North America Q4 2021 Quarterly Market Perceptions Study. The study found that 66% of Americans say it’s important to have some retirement savings in products that protect from market loss. The survey pointed to pessimism in the market as 59% of respondents expected a market correction and 77% anticipated the market would remain volatile in 2022. Uncertainty is abundant with market volatility, geopolitical concerns, rising interest rates, and a surge in inflation. With this storm, Buffered Outcome ETFs may have a place in your portfolio to address multiple investor challenges. For more information regarding the Funds, please contact your investment professional or call 877-4AZ-ETFS for additional information. Furthermore, please visit our website at www.AllianzIM.com to learn more about the Funds.

Sincerely,

Brian Muench

President

AIM ETF Products Trust

Allianz Investment Management LLC is a registered investment adviser and a wholly owned subsidiary of Allianz Life Insurance Company of North America.

The views expressed above reflect the views of Allianz Investment Management LLC as of 4/2022. These views may change as the market or conditions change. This report is not intended to be used to provide financial advice and does not address or account for an individual’s circumstances. Past performance does not guarantee future results and no forecast should be considered a guarantee either.

1

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 JAN ETF

Fund Performance Overview (unaudited)

The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Jan ETF (“AZAJ”) at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (December 31, 2020*) to March 31, 2022.

AllianzIM U.S. Large Cap Buffer10 Jan ETF Growth of a Hypothetical $10,000 Investment

AllianzIM U.S. Large Cap Buffer10 Jan ETF (NAV) ($10,944)

AllianzIM U.S. Large Cap Buffer10 Jan ETF (Market) ($10,980)

S&P 500 Price Return IndexSM ($12,062)

Average Annual Returns as of March 31, 2022

	One Year	Since Inception (December 31, 2020)*
AllianzIM U.S. Large Cap Buffer10 Jan ETF (NAV)	5.11%	7.50%
AllianzIM U.S. Large Cap Buffer10 Jan ETF (Market Price)	5.66%	7.79%
S&P 500 Price Return IndexSM	14.03%	16.23%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of March 31, 2022, the S&P 500 Price IndexSM was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $3.2 billion and $2.8 trillion.
*	The inception date, December 31, 2020, is the date the Fund started accruing expenses and commenced operations. Shares of AZAJ were listed on the NYSE Arca, Inc. on January 4, 2021.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIM.com, or by calling 877-429-3837 (877-4AZ-ETFS).

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

2

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 JAN ETF

Fund Performance Overview (unaudited)

The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Jan ETF (“AZBJ”) at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (December 31, 2020*) to March 31, 2022.

AllianzIM U.S. Large Cap Buffer20 Jan ETF Growth of a Hypothetical $10,000 Investment

AllianzIM U.S. Large Cap Buffer20 Jan ETF (NAV) ($10,441)

AllianzIM U.S. Large Cap Buffer20 Jan ETF (Market) ($10,448)

S&P 500 Price Return IndexSM ($12,062)

Average Annual Returns as of March 31, 2022

	One Year	Since Inception (December 31, 2020)*
AllianzIM U.S. Large Cap Buffer20 Jan ETF (NAV)	1.96%	3.52%
AllianzIM U.S. Large Cap Buffer20 Jan ETF (Market Price)	1.83%	3.58%
S&P 500 Price Return IndexSM	14.03%	16.23%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of March 31, 2022, the S&P 500 Price IndexSM was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $3.2 billion and $2.8 trillion.
*	The inception date, December 31, 2020, is the date the Fund started accruing expenses and commenced operations. Shares of AZBJ were listed on the NYSE Arca, Inc. on January 4, 2021.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIM.com, or by calling 877-429-3837 (877-4AZ-ETFS).

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

3

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 APR ETF

Fund Performance Overview (unaudited)

The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Apr ETF (“AZAA”) at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (May 28, 2020*) to March 31, 2022.

AllianzIM U.S. Large Cap Buffer10 Apr ETF Growth of a Hypothetical $10,000 Investment

AllianzIM U.S. Large Cap Buffer10 Apr ETF (NAV) ($12,455)

AllianzIM U.S. Large Cap Buffer10 Apr ETF (Market) ($12,479)

S&P 500 Price Return IndexSM ($14,953)

Average Annual Returns as of March 31, 2022

	One Year	Since Inception (May 28, 2020)*
AllianzIM U.S. Large Cap Buffer10 Apr ETF (NAV)	12.22%	12.66%
AllianzIM U.S. Large Cap Buffer10 Apr ETF (Market Price)	12.07%	12.85%
S&P 500 Price Return IndexSM	14.03%	24.42%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of March 31, 2022, the S&P 500 Price IndexSM was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $3.2 billion and $2.8 trillion.
*	The inception date, May 28, 2020, is the date the Fund started accruing expenses and commenced operations. Shares of AZAA were listed on the NYSE Arca, Inc. on June 1, 2020.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIM.com, or by calling 877-429-3837 (877-4AZ-ETFS).

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

4

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 APR ETF

Fund Performance Overview (unaudited)

The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Apr ETF (“AZBA”) at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (May 28, 2020*) to March 31, 2022.

AllianzIM U.S. Large Cap Buffer20 Apr ETF Growth of a Hypothetical $10,000 Investment

AllianzIM U.S. Large Cap Buffer20 Apr ETF (NAV) ($11,182)

AllianzIM U.S. Large Cap Buffer20 Apr ETF (Market) ($11,184)

S&P 500 Price Return IndexSM ($14,953)

Average Annual Returns as of March 31, 2022

	One Year	Since Inception (May 28, 2020)*
AllianzIM U.S. Large Cap Buffer20 Apr ETF (NAV)	5.76%	6.26%
AllianzIM U.S. Large Cap Buffer20 Apr ETF (Market Price)	5.32%	6.30%
S&P 500 Price Return IndexSM	14.03%	24.42%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of March 31, 2022, the S&P 500 Price IndexSM was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $3.2 billion and $2.8 trillion.
*	The inception date, May 28, 2020, is the date the Fund started accruing expenses and commenced operations. Shares of AZBA were listed on the NYSE Arca, Inc. on June 1, 2020.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIM.com, or by calling 877-429-3837 (877-4AZ-ETFS).

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

5

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 JUL ETF

Fund Performance Overview (unaudited)

The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Jul ETF (“AZAL”) at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (June 30, 2020*) to March 31, 2022.

AllianzIM U.S. Large Cap Buffer10 Jul ETF Growth of a Hypothetical $10,000 Investment

AllianzIM U.S. Large Cap Buffer10 Jul ETF (NAV) ($12,079)

AllianzIM U.S. Large Cap Buffer10 Jul ETF (Market) ($12,087)

S&P 500 Price Return IndexSM ($14,613)

Average Annual Returns as of March 31, 2022

	One Year	Since Inception (June 30, 2020)*
AllianzIM U.S. Large Cap Buffer10 Jul ETF (NAV)	5.84%	11.39%
AllianzIM U.S. Large Cap Buffer10 Jul ETF (Market Price)	5.80%	11.44%
S&P 500 Price Return IndexSM	14.03%	24.19%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of March 31, 2022, the S&P 500 Price IndexSM was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $3.2 billion and $2.8 trillion.
*	The inception date, June 30, 2020, is the date the Fund started accruing expenses and commenced operations. Shares of AZAL were listed on the NYSE Arca, Inc. on July 1, 2020.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIM.com, or by calling 877-429-3837 (877-4AZ-ETFS).

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

6

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 JUL ETF

Fund Performance Overview (unaudited)

The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Jul ETF (“AZBL”) at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (June 30, 2020*) to March 31, 2022.

AllianzIM U.S. Large Cap Buffer20 Jul ETF Growth of a Hypothetical $10,000 Investment

AllianzIM U.S. Large Cap Buffer20 Jul ETF (NAV) ($11,117)

AllianzIM U.S. Large Cap Buffer20 Jul ETF (Market) ($11,116)

S&P 500 Price Return IndexSM ($14,613)

Average Annual Returns as of March 31, 2022

	One Year	Since Inception (June 30, 2020)*
AllianzIM U.S. Large Cap Buffer20 Jul ETF (NAV)	3.28%	6.24%
AllianzIM U.S. Large Cap Buffer20 Jul ETF (Market Price)	3.23%	6.23%
S&P 500 Price Return IndexSM	14.03%	24.19%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of March 31, 2022, the S&P 500 Price IndexSM was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $3.2 billion and $2.8 trillion.
*	The inception date, June 30, 2020, is the date the Fund started accruing expenses and commenced operations. Shares of AZBL were listed on the NYSE Arca, Inc. on July 1, 2020.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIM.com, or by calling 877-429-3837 (877-4AZ-ETFS).

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

7

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER10 OCT ETF

Fund Performance Overview (unaudited)

The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer10 Oct ETF (“AZAO”) at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (September 30, 2020*) to March 31, 2022.

AllianzIM U.S. Large Cap Buffer10 Oct ETF Growth of a Hypothetical $10,000 Investment

AllianzIM U.S. Large Cap Buffer10 Oct ETF (NAV) ($12,020)

AllianzIM U.S. Large Cap Buffer10 Oct ETF (Market) ($11,989)

S&P 500 Price Return IndexSM ($13,471)

Average Annual Returns as of March 31, 2022

	One Year	Since Inception (September 30, 2020)*
AllianzIM U.S. Large Cap Buffer10 Oct ETF (NAV)	8.53%	13.06%
AllianzIM U.S. Large Cap Buffer10 Oct ETF (Market Price)	8.16%	12.87%
S&P 500 Price Return IndexSM	14.03%	22.00%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of March 31, 2022, the S&P 500 Price IndexSM was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $3.2 billion and $2.8 trillion.
*	The inception date, September 30, 2020, is the date the Fund started accruing expenses and commenced operations. Shares of AZAO were listed on the NYSE Arca, Inc. on October 1, 2020.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIM.com, or by calling 877-429-3837 (877-4AZ-ETFS).

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

8

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP BUFFER20 OCT ETF

Fund Performance Overview (unaudited)

The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap Buffer20 Oct ETF (“AZBO”) at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (September 30, 2020*) to March 31, 2022.

AllianzIM U.S. Large Cap Buffer20 Oct ETF Growth of a Hypothetical $10,000 Investment

AllianzIM U.S. Large Cap Buffer20 Oct ETF (NAV) ($11,019)

AllianzIM U.S. Large Cap Buffer20 Oct ETF (Market) ($11,002)

S&P 500 Price Return IndexSM ($13,471)

Average Annual Returns as of March 31, 2022

	One Year	Since Inception (September 30, 2020)*
AllianzIM U.S. Large Cap Buffer20 Oct ETF (NAV)	4.28%	6.69%
AllianzIM U.S. Large Cap Buffer20 Oct ETF (Market Price)	4.14%	6.58%
S&P 500 Price Return IndexSM	14.03%	22.00%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of March 31, 2022, the S&P 500 Price IndexSM was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $3.2 billion and $2.8 trillion.
*	The inception date, September 30, 2020, is the date the Fund started accruing expenses and commenced operations. Shares of AZBO were listed on the NYSE Arca, Inc. on October 1, 2020.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIM.com, or by calling 877-429-3837 (877-4AZ-ETFS).

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

9

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP 6 MONTH BUFFER10 APR/OCT ETF

Fund Performance Overview (unaudited)

The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (“SIXO”) at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (September 30, 2021*) to March 31, 2022.

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF Growth of a Hypothetical $10,000 Investment

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (NAV) ($10,485)

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (Market) ($10,545)

S&P 500 Price Return IndexSM ($10,517)

Average Annual Returns as of March 31, 2022

Since Inception (September 30, 2021)*
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (NAV)	4.85%
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (Market Price)	5.45%
S&P 500 Price Return IndexSM	5.17%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of March 31, 2022, the S&P 500 Price IndexSM was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $3.2 billion and $2.8 trillion.
*	The inception date, September 30, 2021, is the date the Fund started accruing expenses and commenced operations. Shares of SIXO were listed on the NYSE Arca, Inc. on October 1, 2021. Returns of less than one year are not annualized.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIM.com, or by calling 877-429-3837 (877-4AZ-ETFS).

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

10

AIM ETF PRODUCTS TRUST

ALLIANZIM U.S. LARGE CAP 6 MONTH BUFFER10 JAN/JUL ETF

Fund Performance Overview (unaudited)

The following graph depicts the hypothetical $10,000 investment in the AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (“SIXJ”) at net asset value and market price as compared to the S&P 500 Price Return IndexSM(1) from the Fund’s inception date (December 31, 2021*) to March 31, 2022.

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF Growth of a Hypothetical $10,000 Investment

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (NAV) ($9,866)

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (Market) ($9,857)

S&P 500 Price Return IndexSM ($9,505)

Average Annual Returns as of March 31, 2022

Since Inception (December 31, 2021)*
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (NAV)	(1.34)%
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (Market Price)	(1.43)%
S&P 500 Price Return IndexSM	(4.95)%

(1)	The S&P 500 Price Return IndexSM is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of March 31, 2022, the S&P 500 Price IndexSM was comprised of 505 constituent securities, representing 500 companies, with a market capitalization range of between $3.2 billion and $2.8 trillion.
*	The inception date, December 31, 2021, is the date the Fund started accruing expenses and commenced operations. Shares of SIXJ were listed on the NYSE Arca, Inc. on January 4, 2022. Returns of less than one year are not annualized.

The performance shown represents past performance. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when sold may be worth more or less than the original cost. The Fund’s most recent month-end performance can be obtained and is available upon request and without charge on the Fund’s website at www.AllianzIM.com, or by calling 877-429-3837 (877-4AZ-ETFS).

Net asset value (“NAV”) returns are based on the dollar value of a single share of the Fund, calculated using the value of the underlying assets of the Fund minus its liabilities, divided by the number of shares outstanding. The NAV is typically calculated at 4:00 pm Eastern time on each business day the New York Stock Exchange is open for trading. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Market performance does not represent the returns you would receive if you traded shares at other times. Total Return reflects reinvestment of distributions on ex-date for NAV returns and payment date for Market Price returns. The market price of the Fund’s shares may differ significantly from their NAV during periods of market volatility. The referenced indices are shown for informational purposes only and are not meant to represent the Fund.

One cannot invest directly in an index.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

11

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jan ETF

Schedule of Investments

March 31, 2022 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 64.1%
Options on Equity Indices - 64.1%
S&P 500 Index	December 2022	$3,098.02	270	$83,646,540	$40,052,340
S&P 500 Mini Index	December 2022	309.80	198	6,134,040	2,936,736
Total Options Purchased - Calls (Cost $46,578,568)				89,780,580	42,989,076
OPTION PURCHASED - PUTS(b) - 44.3%
Options on Equity Indices - 44.3%
S&P 500 Index	December 2022	4,766.18	135	64,343,430	5,649,615
S&P 500 Index	December 2022	6,196.03	135	83,646,405	22,000,680
S&P 500 Mini Index	December 2022	476.62	99	4,718,538	413,622
S&P 500 Mini Index	December 2022	619.60	99	6,134,040	1,619,442
Total Options Purchased - Puts (Cost $28,454,665)				158,842,413	29,683,359

				Principal
SHORT-TERM INVESTMENTS - 0.1%
Time Deposits - 0.1%
Banco Bilbao Vizcaya Argentaria SA, Madrid, 0.150%, 4/01/22(c)				$37,848	37,848
Total Short-Term Investments (Cost $37,848)					37,848
Total Investments – 108.5% (Cost $75,071,081)					72,710,283
Other assets less liabilities – (8.5)%					(5,679,835)
Net Assets – 100.0%					$67,030,448

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible Institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of March 31, 2022.

The accompanying notes are an integral part of the financial statements.

12

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jan ETF

Schedule of Investments

March 31, 2022 (unaudited) (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF MARCH 31, 2022

CALL OPTIONS WRITTEN(a)

		Exercise	Expiration	Premiums	Notional	U.S. $
Description	Contracts(b)	Price	Date	Received	Amount	Value
S&P 500 Index	135	$5,338.12	December 2022	$948,898	$72,064,620	$(392,580)
S&P 500 Index	135	6,196.03	December 2022	86,278	83,646,405	(33,345)
S&P 500 Mini Index	99	533.81	December 2022	47,107	5,284,719	(28,413)
S&P 500 Mini Index	99	619.60	December 2022	4,592	6,134,040	(2,376)
				$1,086,875	$167,129,784	$(456,714)
PUT OPTIONS WRITTEN(a)

		Exercise	Expiration	Premiums	Notional	U.S. $
Description	Contracts(b)	Price	Date	Received	Amount	Value
S&P 500 Index	270	$3,098.02	December 2022	$1,813,899	$83,646,540	$(1,460,700)
S&P 500 Index	135	4,289.56	December 2022	3,462,509	57,909,060	(3,277,530)
S&P 500 Mini Index	198	309.80	December 2022	132,684	6,134,040	(106,524)
S&P 500 Mini Index	99	428.96	December 2022	269,798	4,246,704	(239,778)
				$5,678,890	$151,936,344	$(5,084,532)
TOTAL OPTIONS WRITTEN				$6,765,765	$319,066,128	$(5,541,246)

(a)	Non-income producing.
(b)	Each contract equals 100 shares.

The accompanying notes are an integral part of the financial statements.

13

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jan ETF

Schedule of Investments

March 31, 2022 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 63.3%
Options on Equity Indices - 63.3%
S&P 500 Index	December 2022	$3,098.06	510	$158,001,060	$75,652,380
S&P 500 Mini Index	December 2022	309.85	246	7,622,310	3,647,442
Total Options Purchased - Calls (Cost $86,626,476)				165,623,370	79,299,822
OPTION PURCHASED - PUTS(b) - 43.7%
Options on Equity Indices - 43.7%
S&P 500 Index	December 2022	4,766.23	255	121,538,865	10,672,260
S&P 500 Index	December 2022	6,196.13	255	158,001,315	41,559,390
S&P 500 Mini Index	December 2022	476.67	123	5,863,041	514,140
S&P 500 Mini Index	December 2022	619.70	123	7,622,310	2,013,264
Total Options Purchased - Puts (Cost $51,959,152)				293,025,531	54,759,054

				Principal
SHORT-TERM INVESTMENTS - 0.0%*
Time Deposits - 0.0%*
Banco Bilbao Vizcaya Argentaria SA, Madrid, 0.150%, 4/01/22(c)				$9,254	9,254
Total Short-Term Investments (Cost $9,254)					9,254
Total Investments – 107.0% (Cost $138,594,882)					134,068,130
Other assets less liabilities – (7.0)%					(8,776,813)
Net Assets – 100.0%					$125,291,317

*	Rounds to less than 0.005%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible Institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of March 31, 2022.

The accompanying notes are an integral part of the financial statements.

14

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jan ETF

Schedule of Investments

March 31, 2022 (unaudited) (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF MARCH 31, 2022

CALL OPTIONS WRITTEN(a)

		Exercise	Expiration	Premiums	Notional	U.S. $
Description	Contracts(b)	Price	Date	Received	Amount	Value
S&P 500 Index	255	$5,085.51	December 2022	$3,867,008	$129,680,505	$(1,892,355)
S&P 500 Index	255	6,196.13	December 2022	173,105	158,001,315	(62,985)
S&P 500 Mini Index	123	508.55	December 2022	127,119	6,255,165	(90,528)
S&P 500 Mini Index	123	619.70	December 2022	4,354	7,622,310	(2,952)
				$4,171,586	$301,559,295	$(2,048,820)
PUT OPTIONS WRITTEN(a)

		Exercise	Expiration	Premiums	Notional	U.S. $
Description	Contracts(b)	Price	Date	Received	Amount	Value
S&P 500 Index	510	$3,098.06	December 2022	$3,435,597	$158,001,060	$(2,759,100)
S&P 500 Index	255	3,812.94	December 2022	3,904,437	97,229,970	(3,477,435)
S&P 500 Mini Index	246	309.85	December 2022	171,739	7,622,310	(132,594)
S&P 500 Mini Index	123	381.29	December 2022	204,102	4,689,867	(167,034)
				$7,715,875	$267,543,207	$(6,536,163)
TOTAL OPTIONS WRITTEN				$11,887,461	$569,102,502	$(8,584,983)

(a)	Non-income producing.
(b)	Each contract equals 100 shares.

The accompanying notes are an integral part of the financial statements.

15

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Apr ETF

Schedule of Investments

March 31, 2022 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 71.9%
Options on Equity Indices - 71.9%
S&P 500 Index	March 2023	$2,944.83	56	$16,491,048	$9,224,376
S&P 500 Mini Index	March 2023	294.48	24	706,752	395,328
Total Options Purchased - Calls (Cost $9,620,100)				17,197,800	9,619,704
OPTION PURCHASED - PUTS(b) - 36.5%
Options on Equity Indices - 36.5%
S&P 500 Index	March 2023	4,530.50	28	12,685,400	997,332
S&P 500 Index	March 2023	5,889.65	28	16,491,020	3,683,652
S&P 500 Mini Index	March 2023	453.05	12	543,660	42,744
S&P 500 Mini Index	March 2023	588.97	12	706,764	157,872
Total Options Purchased - Puts (Cost $4,881,996)				30,426,844	4,881,600

				Principal
SHORT-TERM INVESTMENTS - 0.0%*
Time Deposits - 0.0%*
Banco Bilbao Vizcaya Argentaria SA, Madrid, 0.150%, 4/01/22(c)				$1,903	1,903
Total Short-Term Investments (Cost $1,903)					1,903
Total Investments – 108.4% (Cost $14,503,999)					14,503,207
Other assets less liabilities – (8.4)%					(1,121,322)
Net Assets – 100.0%					$13,381,885

*	Rounds to less than 0.005%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible Institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of March 31, 2022.

The accompanying notes are an integral part of the financial statements.

16

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Apr ETF

Schedule of Investments

March 31, 2022 (unaudited) (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF MARCH 31, 2022

CALL OPTIONS WRITTEN(a)

		Exercise	Expiration	Premiums	Notional	U.S. $
Description	Contracts(b)	Price	Date	Received	Amount	Value
S&P 500 Index	28	$5,210.08	March 2023	$222,464	$14,588,224	$(222,628)
S&P 500 Index	28	5,889.65	March 2023	39,568	16,491,020	(39,732)
S&P 500 Mini Index	12	521.01	March 2023	9,518	625,212	(9,552)
S&P 500 Mini Index	12	588.97	March 2023	1,670	706,764	(1,704)
				$273,220	$32,411,220	$(273,616)
PUT OPTIONS WRITTEN(a)

		Exercise	Expiration	Premiums	Notional	U.S. $
Description	Contracts(b)	Price	Date	Received	Amount	Value
S&P 500 Index	56	$2,944.83	March 2023	$333,096	$16,491,048	$(333,424)
S&P 500 Index	28	4,077.45	March 2023	623,984	11,416,860	(624,148)
S&P 500 Mini Index	24	294.48	March 2023	14,236	706,752	(14,304)
S&P 500 Mini Index	12	407.75	March 2023	26,714	489,300	(26,748)
				$998,030	$29,103,960	$(998,624)
TOTAL OPTIONS WRITTEN				$1,271,250	$61,515,180	$(1,272,240)

(a)	Non-income producing.
(b)	Each contract equals 100 shares.

The accompanying notes are an integral part of the financial statements.

17

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Apr ETF

Schedule of Investments

March 31, 2022 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 71.8%
Options on Equity Indices - 71.8%
S&P 500 Index	March 2023	$2,944.87	56	$16,491,272	$9,224,152
S&P 500 Mini Index	March 2023	294.53	38	1,119,214	625,784
Total Options Purchased - Calls (Cost $9,850,372)				17,610,486	9,849,936
OPTION PURCHASED - PUTS(b) - 36.5%
Options on Equity Indices - 36.5%
S&P 500 Index	March 2023	4,530.55	28	12,685,540	997,360
S&P 500 Index	March 2023	5,889.74	28	16,491,272	3,683,876
S&P 500 Mini Index	March 2023	453.10	19	860,890	67,697
S&P 500 Mini Index	March 2023	589.06	19	1,119,214	250,135
Total Options Purchased - Puts (Cost $4,999,504)				31,156,916	4,999,068

				Principal
SHORT-TERM INVESTMENTS - 0.1%
Time Deposits - 0.1%
Banco Bilbao Vizcaya Argentaria SA, Madrid, 0.150%, 4/01/22(c)				$19,525	19,525
Total Short-Term Investments (Cost $19,525)					19,525
Total Investments – 108.4% (Cost $14,869,401)					14,868,529
Other assets less liabilities – (8.4)%					(1,156,578)
Net Assets – 100.0%					$13,711,951

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible Institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of March 31, 2022.

The accompanying notes are an integral part of the financial statements.

18

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Apr ETF

Schedule of Investments

March 31, 2022 (unaudited) (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF MARCH 31, 2022

CALL OPTIONS WRITTEN(a)

		Exercise	Expiration	Premiums	Notional	U.S. $
Description	Contracts(b)	Price	Date	Received	Amount	Value
S&P 500 Index	28	$4,942.78	March 2023	$470,376	$13,839,784	$(470,540)
S&P 500 Index	28	5,889.74	March 2023	39,540	16,491,272	(39,704)
S&P 500 Mini Index	19	494.28	March 2023	31,885	939,132	(31,939)
S&P 500 Mini Index	19	589.06	March 2023	2,644	1,119,214	(2,698)
				$544,445	$32,389,402	$(544,881)
PUT OPTIONS WRITTEN(a)

		Exercise	Expiration	Premiums	Notional	U.S. $
Description	Contracts(b)	Price	Date	Received	Amount	Value
S&P 500 Index	56	$2,944.87	March 2023	$333,096	$16,491,272	$(333,424)
S&P 500 Index	28	3,624.40	March 2023	376,128	10,148,320	(376,292)
S&P 500 Mini Index	38	294.53	March 2023	22,540	1,119,214	(22,648)
S&P 500 Mini Index	19	362.44	March 2023	25,482	688,636	(25,536)
				$757,246	$28,447,442	$(757,900)
TOTAL OPTIONS WRITTEN				$1,301,691	$60,836,844	$(1,302,781)

(a)	Non-income producing.
(b)	Each contract equals 100 shares.

The accompanying notes are an integral part of the financial statements.

19

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jul ETF

Schedule of Investments

March 31, 2022 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 77.7%
Options on Equity Indices - 77.7%
S&P 500 Index	June 2022	$2,793.34	58	$16,201,372	$10,048,616
S&P 500 Mini Index	June 2022	279.33	6	167,598	104,088
Total Options Purchased - Calls (Cost $10,047,497)				16,368,970	10,152,704
OPTION PURCHASED - PUTS(b) - 26.2%
Options on Equity Indices - 26.2%
S&P 500 Index	June 2022	4,297.45	29	12,462,605	321,233
S&P 500 Index	June 2022	5,586.69	29	16,201,401	3,076,436
S&P 500 Mini Index	June 2022	429.75	3	128,925	3,306
S&P 500 Mini Index	June 2022	558.67	3	167,601	31,824
Total Options Purchased - Puts (Cost $4,801,360)				28,960,532	3,432,799
Total Investments – 103.9% (Cost $14,848,857)					13,585,503
Other assets less liabilities – (3.9)%					(505,788)
Net Assets – 100.0%					$13,079,715

(a)	Each contract equals 100 shares.
(b)	Non-income producing.

The accompanying notes are an integral part of the financial statements.

20

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Jul ETF

Schedule of Investments

March 31, 2022 (unaudited) (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF MARCH 31, 2022

CALL OPTIONS WRITTEN(a)

		Exercise	Expiration	Premiums	Notional	U.S. $
Description	Contracts(b)	Price	Date	Received	Amount	Value
S&P 500 Index	29	$4,757.28	June 2022	$203,687	$13,796,112	$(165,126)
S&P 500 Index	29	5,586.69	June 2022	14,548	16,201,401	(986)
S&P 500 Mini Index	3	475.73	June 2022	1,395	142,719	(1,686)
S&P 500 Mini Index	3	558.67	June 2022	24	167,601	(18)
				$219,654	$30,307,833	$(167,816)
PUT OPTIONS WRITTEN(a)

		Exercise	Expiration	Premiums	Notional	U.S. $
Description	Contracts(b)	Price	Date	Received	Amount	Value
S&P 500 Index	58	$2,793.34	June 2022	$219,322	$16,201,372	$(40,832)
S&P 500 Index	29	3,867.71	June 2022	426,259	11,216,359	(128,876)
S&P 500 Mini Index	6	279.33	June 2022	1,323	167,598	(420)
S&P 500 Mini Index	3	386.77	June 2022	3,289	116,031	(1,323)
				$650,193	$27,701,360	$(171,451)
TOTAL OPTIONS WRITTEN				$869,847	$58,009,193	$(339,267)

(a)	Non-income producing.
(b)	Each contract equals 100 shares.

The accompanying notes are an integral part of the financial statements.

21

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jul ETF

Schedule of Investments

March 31, 2022 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 79.7%
Options on Equity Indices - 79.7%
S&P 500 Index	June 2022	$2,793.39	86	$24,023,154	$15,063,438
S&P 500 Mini Index	June 2022	279.38	36	1,005,768	630,416
Total Options Purchased - Calls (Cost $14,856,395)				25,028,922	15,693,854
OPTION PURCHASED - PUTS(b) - 26.0%
Options on Equity Indices - 26.0%
S&P 500 Index	June 2022	4,297.49	43	18,479,207	438,652
S&P 500 Index	June 2022	5,586.77	43	24,023,111	4,483,408
S&P 500 Mini Index	June 2022	429.79	18	773,622	18,376
S&P 500 Mini Index	June 2022	558.75	18	1,005,750	187,807
Total Options Purchased - Puts (Cost $7,354,360)				44,281,690	5,128,243

				Principal
SHORT-TERM INVESTMENTS - 0.0%*
Time Deposits - 0.0%*
Banco Bilbao Vizcaya Argentaria SA, Madrid, 0.150%, 4/01/22(c)				$9,780	9,780
Total Short-Term Investments (Cost $9,780)					9,780
Total Investments – 105.7% (Cost $22,220,535)					20,831,877
Other assets less liabilities – (5.7)%					(1,127,487)
Net Assets – 100.0%					$19,704,390

*	Rounds to less than 0.005%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible Institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of March 31, 2022.

The accompanying notes are an integral part of the financial statements.

22

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Jul ETF

Schedule of Investments

March 31, 2022 (unaudited) (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF MARCH 31, 2022

CALL OPTIONS WRITTEN(a)

		Exercise	Expiration	Premiums	Notional	U.S. $
Description	Contracts(b)	Price	Date	Received	Amount	Value
S&P 500 Index	43	$4,532.09	June 2022	$627,410	$19,487,987	$(756,681)
S&P 500 Index	43	5,586.77	June 2022	21,049	24,023,111	(1,932)
S&P 500 Mini Index	18	453.21	June 2022	23,266	815,778	(31,674)
S&P 500 Mini Index	18	558.75	June 2022	525	1,005,750	(81)
				$672,250	$45,332,626	$(790,368)
PUT OPTIONS WRITTEN(a)

		Exercise	Expiration	Premiums	Notional	U.S. $
Description	Contracts(b)	Price	Date	Received	Amount	Value
S&P 500 Index	86	$2,793.39	June 2022	$357,207	$24,023,154	$(60,813)
S&P 500 Index	43	3,437.96	June 2022	413,284	14,783,228	(74,589)
S&P 500 Mini Index	36	279.38	June 2022	12,072	1,005,768	(2,547)
S&P 500 Mini Index	18	343.80	June 2022	15,477	618,840	(3,123)
				$798,040	$40,430,990	$(141,072)
TOTAL OPTIONS WRITTEN				$1,470,290	$85,763,616	$(931,440)

(a)	Non-income producing.
(b)	Each contract equals 100 shares.

The accompanying notes are an integral part of the financial statements.

23

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Oct ETF

Schedule of Investments

March 31, 2022 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 78.2%
Options on Equity Indices - 78.2%
S&P 500 Index	September 2022	$2,799.90	190	$53,198,100	$33,393,522
S&P 500 Mini Index	September 2022	279.99	38	1,063,962	667,870
Total Options Purchased - Calls (Cost $29,778,744)				54,262,062	34,061,392
OPTION PURCHASED - PUTS(b) - 27.4%
Options on Equity Indices - 27.4%
S&P 500 Index	September 2022	4,307.54	95	40,921,630	1,744,445
S&P 500 Index	September 2022	5,599.80	95	53,198,100	9,975,037
S&P 500 Mini Index	September 2022	430.75	19	818,425	34,887
S&P 500 Mini Index	September 2022	559.98	19	1,063,962	199,501
Total Options Purchased - Puts (Cost $16,396,839)				96,002,117	11,953,870

				Principal
SHORT-TERM INVESTMENTS - 0.1%
Time Deposits - 0.1%
Banco Bilbao Vizcaya Argentaria SA, Madrid, 0.150%, 4/01/22(c)				$26,647	26,647
Total Short-Term Investments (Cost $26,647)					26,647
Total Investments – 105.7% (Cost $46,202,230)					46,041,909
Other assets less liabilities – (5.7)%					(2,469,388)
Net Assets – 100.0%					$43,572,521

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible Institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of March 31, 2022.

The accompanying notes are an integral part of the financial statements.

24

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer10 Oct ETF

Schedule of Investments

March 31, 2022 (unaudited) (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF MARCH 31, 2022

CALL OPTIONS WRITTEN(a)

		Exercise	Expiration	Premiums	Notional	U.S. $
Description	Contracts(b)	Price	Date	Received	Amount	Value
S&P 500 Index	95	$4,856.75	September 2022	$733,903	$46,139,125	$(903,549)
S&P 500 Index	95	5,599.80	September 2022	66,358	53,198,100	(37,699)
S&P 500 Mini Index	19	485.68	September 2022	13,445	922,792	(18,067)
S&P 500 Mini Index	19	559.98	September 2022	800	1,063,962	(754)
				$814,506	$101,323,979	$(960,069)
PUT OPTIONS WRITTEN(a)

		Exercise	Expiration	Premiums	Notional	U.S. $
Description	Contracts(b)	Price	Date	Received	Amount	Value
S&P 500 Index	190	$2,799.90	September 2022	$1,147,771	$53,198,100	$(395,152)
S&P 500 Index	95	3,876.79	September 2022	2,181,617	36,829,505	(928,806)
S&P 500 Mini Index	38	279.99	September 2022	12,926	1,063,962	(7,903)
S&P 500 Mini Index	19	387.68	September 2022	27,246	736,592	(18,576)
				$3,369,560	$91,828,159	$(1,350,437)
TOTAL OPTIONS WRITTEN				$4,184,066	$193,152,138	$(2,310,506)

(a)	Non-income producing.
(b)	Each contract equals 100 shares.

The accompanying notes are an integral part of the financial statements.

25

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Oct ETF

Schedule of Investments

March 31, 2022 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 79.6%
Options on Equity Indices - 79.6%
S&P 500 Index	September 2022	$2,799.94	180	$50,398,920	$31,635,271
S&P 500 Mini Index	September 2022	280.03	40	1,120,120	702,867
Total Options Purchased - Calls (Cost $28,478,221)				51,519,040	32,338,138
OPTION PURCHASED - PUTS(b) - 27.9%
Options on Equity Indices - 27.9%
S&P 500 Index	September 2022	4,307.58	90	38,768,220	1,652,725
S&P 500 Index	September 2022	5,599.89	90	50,399,010	9,450,829
S&P 500 Mini Index	September 2022	430.80	20	861,600	36,749
S&P 500 Mini Index	September 2022	560.07	20	1,120,140	210,177
Total Options Purchased - Puts (Cost $15,605,416)				91,148,970	11,350,480

				Principal
SHORT-TERM INVESTMENTS - 0.1%
Time Deposits - 0.1%
Banco Bilbao Vizcaya Argentaria SA, Madrid, 0.150%, 4/01/22(c)				$32,333	32,333
Total Short-Term Investments (Cost $32,333)					32,333
Total Investments – 107.6% (Cost $44,115,970)					43,720,951
Other assets less liabilities – (7.6)%					(3,088,900)
Net Assets – 100.0%					$40,632,051

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible Institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of March 31, 2022.

The accompanying notes are an integral part of the financial statements.

26

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap Buffer20 Oct ETF

Schedule of Investments

March 31, 2022 (unaudited) (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF MARCH 31, 2022

CALL OPTIONS WRITTEN(a)

		Exercise	Expiration	Premiums	Notional	U.S. $
Description	Contracts(b)	Price	Date	Received	Amount	Value
S&P 500 Index	90	$4,600.45	September 2022	$1,498,385	$41,404,050	$(2,015,044)
S&P 500 Index	90	5,599.89	September 2022	60,721	50,399,010	(35,703)
S&P 500 Mini Index	20	460.05	September 2022	34,451	920,100	(44,773)
S&P 500 Mini Index	20	560.07	September 2022	1,179	1,120,140	(758)
				$1,594,736	$93,843,300	$(2,096,278)
PUT OPTIONS WRITTEN(a)

		Exercise	Expiration	Premiums	Notional	U.S. $
Description	Contracts(b)	Price	Date	Received	Amount	Value
S&P 500 Index	180	$2,799.94	September 2022	$1,051,405	$50,398,920	$(374,373)
S&P 500 Index	90	3,446.03	September 2022	1,214,974	31,014,270	(458,550)
S&P 500 Mini Index	40	280.03	September 2022	18,640	1,120,120	(8,323)
S&P 500 Mini Index	20	344.60	September 2022	21,240	689,200	(10,190)
				$2,306,259	$83,222,510	$(851,436)
TOTAL OPTIONS WRITTEN				$3,900,995	$177,065,810	$(2,947,714)

(a)	Non-income producing.
(b)	Each contract equals 100 shares.

The accompanying notes are an integral part of the financial statements.

27

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

Schedule of Investments

March 31, 2022 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 70.3%
Options on Equity Indices - 70.3%
S&P 500 Index	September 2022	$2,944.83	78	$22,969,674	$12,479,376
S&P 500 Mini Index	September 2022	294.48	26	765,648	415,974
Total Options Purchased - Calls (Cost $12,895,881)				23,735,322	12,895,350
OPTION PURCHASED - PUTS(b) - 35.3%
Options on Equity Indices - 35.3%
S&P 500 Index	September 2022	4,530.50	39	17,668,950	991,029
S&P 500 Index	September 2022	5,889.65	39	22,969,635	5,278,182
S&P 500 Mini Index	September 2022	453.05	13	588,965	33,033
S&P 500 Mini Index	September 2022	588.97	13	765,661	175,942
Total Options Purchased - Puts (Cost $6,478,716)				41,993,211	6,478,186

				Principal
SHORT-TERM INVESTMENTS - 122.1%
Time Deposits - 122.1%
Banco Bilbao Vizcaya Argentaria SA, Madrid, 0.150%, 4/01/22(c)				$22,404,417	22,404,417
Total Short-Term Investments (Cost $22,404,417)					22,404,417
Total Investments – 227.7% (Cost $41,779,014)					41,777,953
Other assets less liabilities – (127.7)%					(23,432,072)
Net Assets – 100.0%					$18,345,881

(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible Institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of March 31, 2022.

The accompanying notes are an integral part of the financial statements.

28

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

Schedule of Investments

March 31, 2022 (unaudited) (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF MARCH 31, 2022

CALL OPTIONS WRITTEN(a)

		Exercise	Expiration	Premiums	Notional	U.S. $
Description	Contracts(b)	Price	Date	Received	Amount	Value
S&P 500 Index	39	$4,835.86	September 2022	$357,870	$18,859,854	$(358,098)
S&P 500 Index	39	5,889.65	September 2022	6,636	22,969,635	(6,864)
S&P 500 Mini Index	13	483.59	September 2022	11,897	628,667	(11,934)
S&P 500 Mini Index	13	588.97	September 2022	197	765,661	(234)
				$376,600	$43,223,817	$(377,130)
PUT OPTIONS WRITTEN(a)

		Exercise	Expiration	Premiums	Notional	U.S. $
Description	Contracts(b)	Price	Date	Received	Amount	Value
S&P 500 Index	78	$2,944.83	September 2022	$193,998	$22,969,674	$(194,454)
S&P 500 Index	39	4,077.45	September 2022	519,953	15,902,055	(520,182)
S&P 500 Mini Index	26	294.48	September 2022	6,400	765,648	(6,474)
S&P 500 Mini Index	13	407.75	September 2022	17,305	530,075	(17,342)
				$737,656	$40,167,452	$(738,452)
TOTAL OPTIONS WRITTEN				$1,114,256	$83,391,269	$(1,115,582)

(a)	Non-income producing.
(b)	Each contract equals 100 shares.

The accompanying notes are an integral part of the financial statements.

29

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

Schedule of Investments

March 31, 2022 (unaudited)

	Expiration Date	Exercise Price	Contracts(a)	Notional Amount	U.S. $ Value
OPTION PURCHASED - CALLS(b) - 61.7%
Options on Equity Indices - 61.7%
S&P 500 Index	June 2022	$3,098.02	132	$40,893,864	$19,169,081
S&P 500 Mini Index	June 2022	309.80	122	3,779,560	1,771,712
Total Options Purchased - Calls (Cost $22,466,078)				44,673,424	20,940,793
OPTION PURCHASED - PUTS(b) - 41.2%
Options on Equity Indices - 41.2%
S&P 500 Index	June 2022	4,766.18	66	31,456,788	1,844,188
S&P 500 Index	June 2022	6,196.03	66	40,893,798	10,934,055
S&P 500 Mini Index	June 2022	476.62	61	2,907,382	170,455
S&P 500 Mini Index	June 2022	619.60	61	3,779,560	1,010,554
Total Options Purchased - Puts (Cost $13,411,077)				79,037,528	13,959,252

				Principal
SHORT-TERM INVESTMENTS - 0.0%*
Time Deposits - 0.0%*
Banco Bilbao Vizcaya Argentaria SA, Madrid, 0.150%, 4/01/22(c)				$10,908	10,908
Total Short-Term Investments (Cost $10,908)					10,908
Total Investments – 102.9% (Cost $35,888,063)					34,910,953
Other assets less liabilities – (2.9)%					(996,551)
Net Assets – 100.0%					$33,914,402

*	Rounds to less than 0.005%.
(a)	Each contract equals 100 shares.
(b)	Non-income producing.
(c)	Time deposits bear interest at a variable rate that is based on a variety of factors, including but not limited to relevant overnight and short-term reference rates, the range of distribution between and among the interest rates paid by each eligible Institution on their respective deposits, and the weighted average distribution of interest rates on the deposits. The rate shown is as of March 31, 2022.

The accompanying notes are an integral part of the financial statements.

30

AIM ETF PRODUCTS TRUST

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

Schedule of Investments

March 31, 2022 (unaudited) (continued)

SCHEDULE OF WRITTEN OPTIONS AS OF MARCH 31, 2022

CALL OPTIONS WRITTEN(a)

		Exercise	Expiration	Premiums	Notional	U.S. $
Description	Contracts(b)	Price	Date	Received	Amount	Value
S&P 500 Index	66	$5,018.79	June 2022	$431,078	$33,124,014	$(68,484)
S&P 500 Index	66	6,196.03	June 2022	2,879	40,893,798	(665)
S&P 500 Mini Index	61	501.88	June 2022	29,735	3,061,468	(6,329)
S&P 500 Mini Index	61	619.60	June 2022	255	3,779,560	(61)
				$463,947	$80,858,840	$(75,539)
PUT OPTIONS WRITTEN(a)

		Exercise	Expiration	Premiums	Notional	U.S. $
Description	Contracts(b)	Price	Date	Received	Amount	Value
S&P 500 Index	132	$3,098.02	June 2022	$345,806	$40,893,864	$(133,649)
S&P 500 Index	66	4,289.56	June 2022	973,820	28,311,096	(662,647)
S&P 500 Mini Index	122	309.80	June 2022	31,460	3,779,560	(12,352)
S&P 500 Mini Index	61	428.96	June 2022	96,729	2,616,656	(61,250)
				$1,447,815	$75,601,176	$(869,898)
TOTAL OPTIONS WRITTEN				$1,911,762	$156,460,016	$(945,437)

(a)	Non-income producing.
(b)	Each contract equals 100 shares.

The accompanying notes are an integral part of the financial statements.

31

AIM ETF PRODUCTS TRUST

Statements of Assets and Liabilities

March 31, 2022 (unaudited)

	AllianzIM U.S. Large Cap Buffer10 Jan ETF	AllianzIM U.S. Large Cap Buffer20 Jan ETF	AllianzIM U.S. Large Cap Buffer10 Apr ETF	AllianzIM U.S. Large Cap Buffer20 Apr ETF
ASSETS
Investments, at value	$72,710,283	$134,068,130	$14,503,207	$14,868,529
Cash	2	1	–	1
Receivable for investments sold	702,231	702,245	14,137,638	13,941,531
Receivable for Fund shares sold	342	327	743,538	2,040,757
TOTAL ASSETS	73,412,858	134,770,703	29,384,383	30,850,818
LIABILITIES
Payables:
Investments purchased	53,575	44,995	14,617,257	15,689,110
Fund shares repurchased	683,983	652,558	–	–
Options contracts written, at value	5,541,246	8,584,983	1,272,240	1,302,781
Management fees	103,606	196,850	113,001	146,976
TOTAL LIABILITIES	6,382,410	9,479,386	16,002,498	17,138,867
NET ASSETS	$67,030,448	$125,291,317	$13,381,885	$13,711,951
COMPONENTS OF NET ASSETS
Paid-in capital	$67,237,917	$125,840,578	$12,613,003	$13,218,299
Total distributable earnings (accumulated loss)	(207,469)	(549,261)	768,882	493,652
NET ASSETS	$67,030,448	$125,291,317	$13,381,885	$13,711,951
NET ASSET VALUE PER SHARE
Net Asset Value	$27.36	$26.10	$29.74	$27.21
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	2,450,000	4,800,000	450,000	504,000
COST OF INVESTMENTS
Investments, at cost	$75,071,081	$138,594,882	$14,503,999	$14,869,401
Premiums received	$6,765,765	$11,887,461	$1,271,250	$1,301,691

The accompanying notes are an integral part of the financial statements.

32

AIM ETF PRODUCTS TRUST

Statements of Assets and Liabilities

March 31, 2022 (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer10 Jul ETF	AllianzIM U.S. Large Cap Buffer20 Jul ETF	AllianzIM U.S. Large Cap Buffer10 Oct ETF	AllianzIM U.S. Large Cap Buffer20 Oct ETF
ASSETS
Investments, at value	$13,585,503	$20,831,877	$46,041,909	$43,720,951
Cash	–	–	2	2
Receivable for investments sold	742,009	–	–	–
Receivable for Fund shares sold	364	–	–	–
TOTAL ASSETS	14,327,876	20,831,877	46,041,911	43,720,953
LIABILITIES
Due to custodian	4,989	2	–	–
Payables:
Investments purchased	18,589	–	–	–
Fund shares repurchased	726,643	–	–	–
Options contracts written, at value	339,267	931,440	2,310,506	2,947,714
Management fees	158,673	196,045	158,884	141,188
TOTAL LIABILITIES	1,248,161	1,127,487	2,469,390	3,088,902
NET ASSETS	$13,079,715	$19,704,390	$43,572,521	$40,632,051
COMPONENTS OF NET ASSETS
Paid-in capital	$11,718,932	$18,611,856	$41,823,281	$39,670,024
Total distributable earnings (accumulated loss)	1,360,783	1,092,534	1,749,240	962,027
NET ASSETS	$13,079,715	$19,704,390	$43,572,521	$40,632,051
NET ASSET VALUE PER SHARE
Net Asset Value	$29.07	$27.18	$30.05	$27.55
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	450,000	725,000	1,450,000	1,475,000
COST OF INVESTMENTS
Investments, at cost	$14,848,857	$22,220,535	$46,202,230	$44,115,970
Premiums received	$869,847	$1,470,290	$4,184,066	$3,900,995

The accompanying notes are an integral part of the financial statements.

33

AIM ETF PRODUCTS TRUST

Statements of Assets and Liabilities

March 31, 2022 (unaudited) (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
ASSETS
Investments, at value	$41,777,953	$34,910,953
Cash	95	–
Receivable for investments sold	18,284,509	–
Receivable for Fund shares sold	1,321,789	–
TOTAL ASSETS	61,384,346	34,910,953
LIABILITIES
Payables:
Investments purchased	19,374,597	–
Fund shares repurchased	22,407,870	–
Options contracts written, at value	1,115,582	945,437
Management fees	140,416	51,114
TOTAL LIABILITIES	43,038,465	996,551
NET ASSETS	$18,345,881	$33,914,402
COMPONENTS OF NET ASSETS
Paid-in capital	$16,525,814	$33,976,305
Total distributable earnings (accumulated loss)	1,820,067	(61,903)
NET ASSETS	$18,345,881	$33,914,402
NET ASSET VALUE PER SHARE
Net Asset Value	$26.21	$24.67
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	700,000	1,375,000
COST OF INVESTMENTS
Investments, at cost	$41,779,014	$35,888,063
Premiums received	$1,114,256	$1,911,762

The accompanying notes are an integral part of the financial statements.

34

AIM ETF PRODUCTS TRUST

Statements of Operations (unaudited)

	AllianzIM U.S. Large Cap Buffer10 Jan ETF	AllianzIM U.S. Large Cap Buffer20 Jan ETF	AllianzIM U.S. Large Cap Buffer10 Apr ETF	AllianzIM U.S. Large Cap Buffer20 Apr ETF
	For the Six Months Ended March 31, 2022	For the Six Months Ended March 31, 2022	For the Six Months Ended March 31, 2022	For the Six Months Ended March 31, 2022

EXPENSES:
Management fees	$155,640	$315,641	$47,628	$66,198
Interest expense	5	289	116	52
Net Expenses	155,645	315,930	47,744	66,250
NET INVESTMENT INCOME (LOSS)	(155,645)	(315,930)	(47,744)	(66,250)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$(7,901,609)	$(7,119,098)	$(2,687,846)	$(3,201,329)
Option contracts written	(2,801,628)	(7,800,541)	363,933	(811,202)
Net realized gain (loss)	(10,703,237)	(14,919,639)	(2,323,913)	(4,012,531)
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	8,424,668	9,173,275	2,899,449	3,983,401
Options contracts written	2,226,745	5,513,033	241,090	589,032
Net change in unrealized appreciation (depreciation)	10,651,413	14,686,308	3,140,539	4,572,433
NET REALIZED AND UNREALIZED GAIN (LOSS)	(51,824)	(233,331)	816,626	559,902
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(207,469)	$(549,261)	$768,882	$493,652

The accompanying notes are an integral part of the financial statements.

35

AIM ETF PRODUCTS TRUST

Statements of Operations (unaudited) (continued)

	AllianzIM U.S. Large Cap Buffer10 Jul ETF	AllianzIM U.S. Large Cap Buffer20 Jul ETF	AllianzIM U.S. Large Cap Buffer10 Oct ETF	AllianzIM U.S. Large Cap Buffer20 Oct ETF
	For the Six Months Ended March 31, 2022	For the Six Months Ended March 31, 2022	For the Six Months Ended March 31, 2022	For the Six Months Ended March 31, 2022
INVESTMENT INCOME:
Interest income	$–	$3	$3	$5
Total Investment Income	–	3	3	5
EXPENSES:
Management fees	$94,495	$116,334	$158,884	$141,188
Interest expense	7	119	–	–
Net Expenses	94,502	116,453	158,884	141,188
NET INVESTMENT INCOME (LOSS)	(94,502)	(116,450)	(158,881)	(141,183)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$(534,772)	$(181,912)	$132,507	$405,351
Option contracts written	245,178	(760,053)	57,456	135,756
Net realized gain (loss)	(289,594)	(941,965)	189,963	541,107
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	1,016,903	1,449,434	(158,135)	(393,312)
Options contracts written	727,976	701,515	1,876,293	955,415
Net change in unrealized appreciation (depreciation)	1,744,879	2,150,949	1,718,158	562,103
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,455,285	1,208,984	1,908,121	1,103,210
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,360,783	$1,092,534	$1,749,240	$962,027

The accompanying notes are an integral part of the financial statements.

36

AIM ETF PRODUCTS TRUST

Statements of Operations (unaudited) (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
	For the Six Months Ended March 31, 2022	For the Period Ended March 31, 2022*
INVESTMENT INCOME:
Interest income	$90	$–
Total Investment Income	90	–
EXPENSES:
Management fees	$140,416	$51,113
Interest expense	3	5
Net Expenses	140,419	51,118
NET INVESTMENT INCOME (LOSS)	(140,329)	(51,118)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Option contracts purchased	$67,018	$–
Option contracts written	1,895,765	–
Net realized gain (loss)	1,962,783	–
Net change in unrealized appreciation (depreciation) on:
Options contracts purchased	(197)	(977,110)
Options contracts written	(246)	966,325
Net change in unrealized appreciation (depreciation)	(443)	(10,785)
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,962,340	(10,785)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,822,011	$(61,903)

*	The Fund commenced operations on December 31, 2021.

The accompanying notes are an integral part of the financial statements.

37

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets

	AllianzIM U.S. Large Cap Buffer10 Jan ETF		AllianzIM U.S. Large Cap Buffer20 Jan ETF
	For the Six Months Ended March 31, 2022 (unaudited)	For the Period Ended September 30, 2021*	For the Six Months Ended March 31, 2022 (unaudited)	For the Period Ended September 30, 2021*
OPERATIONS:
Net investment income (loss)	$(155,645)	$(212,312)	$(315,930)	$(261,161)
Net realized gain (loss)	(10,703,237)	15,273,662	(14,919,639)	18,168,635
Net change in unrealized appreciation (depreciation)	10,651,413	(11,787,692)	14,686,308	(15,910,582)
Net increase (decrease) in net assets resulting from operations	(207,469)	3,273,658	(549,261)	1,996,892
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	44,818,370	89,091,466	91,342,131	116,110,720
Cost of Shares redeemed	(20,689,532)	(49,256,045)	(23,851,608)	(59,757,557)
Net increase (decrease) in net assets from capital transactions	24,128,838	39,835,421	67,490,523	56,353,163
Total increase (decrease) in net assets	23,921,369	43,109,079	66,941,262	58,350,055
NET ASSETS
Beginning of Period	43,109,079	–	58,350,055	–
End of Period	$67,030,448	$43,109,079	$125,291,317	$58,350,055
CHANGES IN SHARES OUTSTANDING
Shares issued	1,625,000	3,375,000	3,475,000	4,500,000
Shares redeemed	(750,000)	(1,800,000)	(900,000)	(2,275,000)
Net increase (decrease) in Shares outstanding	875,000	1,575,000	2,575,000	2,225,000
Shares outstanding, Beginning of Period	1,575,000	–	2,225,000	–
Shares outstanding, End of Period	2,450,000	1,575,000	4,800,000	2,225,000

*	The Fund commenced operations on December 31, 2020.

The accompanying notes are an integral part of the financial statements.

38

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Apr ETF		AllianzIM U.S. Large Cap Buffer20 Apr ETF
	For the Six Months Ended March 31, 2022 (unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (unaudited)	For the Year Ended September 30, 2021
OPERATIONS:
Net investment income (loss)	$(47,744)	$(81,747)	$(66,250)	$(96,307)
Net realized gain (loss)	(2,323,913)	4,597,144	(4,012,531)	5,414,158
Net change in unrealized appreciation (depreciation)	3,140,539	(3,302,963)	4,572,433	(4,672,560)
Net increase (decrease) in net assets resulting from operations	768,882	1,212,434	493,652	645,291
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	–	(152,719)	–	(90,159)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	745,319	38,276,660	6,094,235	52,442,276
Cost of Shares redeemed	(3,563,038)	(27,180,140)	(16,156,995)	(33,030,870)
Net increase (decrease) in net assets from capital transactions	(2,817,719)	11,096,520	(10,062,760)	19,411,406
Total increase (decrease) in net assets	(2,048,837)	12,156,235	(9,569,108)	19,966,538
NET ASSETS
Beginning of Period	15,430,722	3,274,487	23,281,059	3,314,521
End of Period	$13,381,885	$15,430,722	$13,711,951	$23,281,059
CHANGES IN SHARES OUTSTANDING
Shares issued	25,000	1,400,000	225,000	2,000,000
Shares redeemed	(125,000)	(975,000)	(600,000)	(1,250,000)
Net increase (decrease) in Shares outstanding	(100,000)	425,000	(375,000)	750,000
Shares outstanding, Beginning of Period	550,000	125,000	879,000	129,000
Shares outstanding, End of Period	450,000	550,000	504,000	879,000

The accompanying notes are an integral part of the financial statements.

39

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Jul ETF		AllianzIM U.S. Large Cap Buffer20 Jul ETF
	For the Six Months Ended March 31, 2022 (unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (unaudited)	For the Year Ended September 30, 2021
OPERATIONS:
Net investment income (loss)	$(94,502)	$(125,620)	$(116,450)	$(111,100)
Net realized gain (loss)	(289,594)	3,429,762	(941,965)	3,408,628
Net change in unrealized appreciation (depreciation)	1,744,879	(2,612,600)	2,150,949	(3,095,164)
Net increase (decrease) in net assets resulting from operations	1,360,783	691,542	1,092,534	202,364
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	–	(129,113)	–	(87,603)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	2,927,400	102,416,010	1,342,080	101,512,875
Cost of Shares redeemed	(23,953,178)	(73,505,025)	(25,750,800)	(62,459,025)
Net increase (decrease) in net assets from capital transactions	(21,025,778)	28,910,985	(24,408,720)	39,053,850
Total increase (decrease) in net assets	(19,664,995)	29,473,414	(23,316,186)	39,168,611
NET ASSETS
Beginning of Period	32,744,710	3,271,296	43,020,576	3,851,965
End of Period	$13,079,715	$32,744,710	$19,704,390	$43,020,576
CHANGES IN SHARES OUTSTANDING
Shares issued	100,000	3,675,000	50,000	3,825,000
Shares redeemed	(825,000)	(2,625,000)	(950,000)	(2,350,000)
Net increase (decrease) in Shares outstanding	(725,000)	1,050,000	(900,000)	1,475,000
Shares outstanding, Beginning of Period	1,175,000	125,000	1,625,000	150,000
Shares outstanding, End of Period	450,000	1,175,000	725,000	1,625,000

The accompanying notes are an integral part of the financial statements.

40

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap Buffer10 Oct ETF		AllianzIM U.S. Large Cap Buffer20 Oct ETF
	For the Six Months Ended March 31, 2022 (unaudited)	For the Year Ended September 30, 2021	For the Six Months Ended March 31, 2022 (unaudited)	For the Year Ended September 30, 2021
OPERATIONS:
Net investment income (loss)	$(158,881)	$(249,573)	$(141,183)	$(225,724)
Net realized gain (loss)	189,963	4,972,933	541,107	2,427,113
Net change in unrealized appreciation (depreciation)	1,718,158	(2,831)	562,103	(1,753)
Net increase (decrease) in net assets resulting from operations	1,749,240	4,720,529	962,027	2,199,636
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	4,408,740	48,517,947	16,207,252	35,959,199
Cost of Shares redeemed	(2,191,142)	(38,630,705)	(7,459,025)	(32,234,950)
Net increase (decrease) in net assets from capital transactions	2,217,598	9,887,242	8,748,227	3,724,249
Total increase (decrease) in net assets	3,966,838	14,607,771	9,710,254	5,923,885
NET ASSETS
Beginning of Period	39,605,683	24,997,912	30,921,797	24,997,912
End of Period	$43,572,521	$39,605,683	$40,632,051	$30,921,797
CHANGES IN SHARES OUTSTANDING
Shares issued	150,000	1,725,000	600,000	1,350,000
Shares redeemed	(75,000)	(1,350,000)	(275,000)	(1,200,000)
Net increase (decrease) in Shares outstanding	75,000	375,000	325,000	150,000
Shares outstanding, Beginning of Period	1,375,000	1,000,000	1,150,000	1,000,000
Shares outstanding, End of Period	1,450,000	1,375,000	1,475,000	1,150,000

The accompanying notes are an integral part of the financial statements.

41

AIM ETF PRODUCTS TRUST

Statements of Changes in Net Assets (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF		AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
	For the Six Months Ended March 31, 2022 (unaudited)	For the Period Ended September 30, 2021*	For the Period Ended March 31, 2022** (unaudited)
OPERATIONS:
Net investment income (loss)	$(140,329)	$–	$(51,118)
Net realized gain (loss)	1,962,783	–	–
Net change in unrealized appreciation (depreciation)	(443)	(1,944)	(10,785)
Net increase (decrease) in net assets resulting from operations	1,822,011	(1,944)	(61,903)
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	72,418,089	15,000,000	33,976,305
Cost of Shares redeemed	(70,892,275)	–	–
Net increase (decrease) in net assets from capital transactions	1,525,814	15,000,000	33,976,305
Total increase (decrease) in net assets	3,347,825	14,998,056	33,914,402
NET ASSETS
Beginning of Period	14,998,056	–	–
End of Period	$18,345,881	$14,998,056	$33,914,402
CHANGES IN SHARES OUTSTANDING
Shares issued	2,825,000	600,000	1,375,000
Shares redeemed	(2,725,000)	–	–
Net increase (decrease) in Shares outstanding	100,000	600,000	1,375,000
Shares outstanding, Beginning of Period	600,000	–	–
Shares outstanding, End of Period	700,000	600,000	1,375,000

*	The Fund commenced operations on September 30, 2021.
**	The Fund commenced operations on December 31, 2021.

The accompanying notes are an integral part of the financial statements.

42

AIM ETF PRODUCTS TRUST

Financial Highlights

	AllianzIM U.S. Large Cap Buffer10 Jan ETF		AllianzIM U.S. Large Cap Buffer20 Jan ETF
	For the Six Months Ended March 31, 2022 (unaudited)	For the Period Ended September 30, 2021*	For the Six Months Ended March 31, 2022 (unaudited)	For the Period Ended September 30, 2021*
NET ASSET VALUE, Beginning of Period	$27.37	$25.00	$26.22	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.10)	(0.15)	(0.10)	(0.14)
Net realized and unrealized gain (loss)	0.09 **	2.52	(0.02)	1.36
Total income (loss) from operations	(0.01)	2.37	(0.12)	1.22
NET ASSET VALUE, End of Period	$27.36	$27.37	$26.10	$26.22
MARKET PRICE, End of Period	$24.77	$27.39	$23.57	$26.26
NET ASSET VALUE, Total Return(b)	(0.04)%	9.48%	(0.47)%	4.90%
MARKET PRICE, Total Return(c)	0.22%	9.56%	(0.55)%	5.06%
Net assets, End of Period ($ thousands)	$67,030	$43,109	$125,291	$58,350
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%†	0.74%†	0.74%†
Net Investment Income	(0.74)%†	(0.74)%†	(0.74)%†	(0.74)%†
Portfolio turnover(d)	—	—	—	—

*	The Fund commenced operations on December 31, 2020.
**	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented on the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

43

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Apr ETF			AllianzIM U.S. Large Cap Buffer20 Apr ETF
	For the Six Months Ended March 31, 2022 (unaudited)	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*	For the Six Months Ended March 31, 2022 (unaudited)	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$28.06	$26.20	$25.00	$26.49	$25.69	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.11)	(0.20)	(0.07)	(0.10)	(0.20)	(0.06)
Net realized and unrealized gain (loss)	1.79	3.28	1.27	0.82	1.70	0.75
Total income (loss) from operations	1.68	3.08	1.20	0.72	1.50	0.69
Distributions:
From net realized gains	—	(1.22)	—	—	(0.70)	—
NET ASSET VALUE, End of Period	$29.74	$28.06	$26.20	$27.21	$26.49	$25.69
MARKET PRICE, End of Period	$26.89	$28.04	$26.27	$24.56	$26.53	$25.75
NET ASSET VALUE, Total Return(b)	6.01%	12.13%	4.78%	2.73%	5.90%	2.78%
MARKET PRICE, Total Return(c)	6.26%	11.77%	5.07%	2.60%	5.81%	3.02%
Net assets, End of Period ($ thousands)	$13,382	$15,431	$3,274	$13,712	$23,281	$3,315
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%†	0.74%†	0.74%	0.74%†
Net Investment Income	(0.74)%†	(0.74)%	(0.74)%†	(0.74)%†	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on May 28, 2020.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

44

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Jul ETF			AllianzIM U.S. Large Cap Buffer20 Jul ETF
	For the Six Months Ended March 31, 2022 (unaudited)	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*	For the Six Months Ended March 31, 2022 (unaudited)	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$27.87	$26.17	$25.00	$26.47	$25.68	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.11)	(0.21)	(0.05)	(0.10)	(0.20)	(0.05)
Net realized and unrealized gain (loss)	1.31	2.94	1.22	0.81	1.57	0.73
Total income (loss) from operations	1.20	2.73	1.17	0.71	1.37	0.68
Distributions:
From net realized gains	—	(1.03)	—	—	(0.58)	—
NET ASSET VALUE, End of Period	$29.07	$27.87	$26.17	$27.18	$26.47	$25.68
MARKET PRICE, End of Period	$26.25	$27.85	$26.27	$24.52	$26.51	$25.76
NET ASSET VALUE, Total Return(b)	4.30%	10.64%	4.68%	2.66%	5.43%	2.72%
MARKET PRICE, Total Return(c)	4.44%	10.14%	5.08%	2.50%	5.23%	3.06%
Net assets, End of Period ($ thousands)	$13,080	$32,745	$3,271	$19,704	$43,021	$3,852
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	0.74%†	0.74%†	0.74%	0.74%†
Net Investment Income	(0.74)%†	(0.74)%	(0.74)%†	(0.74)%†	(0.74)%	(0.74)%†
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on June 30, 2020.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

45

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap Buffer10 Oct ETF			AllianzIM U.S. Large Cap Buffer20 Oct ETF
	For the Six Months Ended March 31, 2022 (unaudited)	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*	For the Six Months Ended March 31, 2022 (unaudited)	For the Year Ended September 30, 2021	For the Period Ended September 30, 2020*
NET ASSET VALUE, Beginning of Period	$28.80	$25.00	$25.00	$26.89	$25.00	$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.11)	(0.20)	—	(0.10)	(0.19)	—
Net realized and unrealized gain (loss)	1.36	4.00	—	0.76	2.08	—
Total income (loss) from operations	1.25	3.80	—	0.66	1.89	—
NET ASSET VALUE, End of Period	$30.05	$28.80	$25.00	$27.55	$26.89	$25.00
MARKET PRICE, End of Period	$27.05	$28.84	—	$24.82	$26.92	—
NET ASSET VALUE, Total Return(b)	4.33%	15.23%	—	2.45%	7.57%	—
MARKET PRICE, Total Return(c)	3.94%	15.35%	—	2.17%	7.68%	—
Net assets, End of Period ($ thousands)	$43,573	$39,606	$24,998	$40,632	$30,922	$24,998
Ratios of Average Net Assets
Net Expenses	0.74%†	0.74%	—	0.74%†	0.74%	—
Net Investment Income	(0.74)%†	(0.74)%	—	(0.74)%†	(0.74)%	—
Portfolio turnover(d)	—	—	—	—	—	—

*	The Fund commenced operations on September 30, 2020.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

46

AIM ETF PRODUCTS TRUST

Financial Highlights (continued)

	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF			AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
	For the Six Months Ended March 31, 2022 (unaudited)	For the Period Ended September 30, 2021*		For the Period Ended March 31, 2022** (unaudited)
NET ASSET VALUE, Beginning of Period	$25.00	$25.00		$25.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.10)	—		(0.05)
Net realized and unrealized gain (loss)	1.31	—	***	(0.28)
Total income (loss) from operations	1.21	—		(0.33)
NET ASSET VALUE, End of Period	$26.21	$25.00		$24.67
MARKET PRICE, End of Period	$23.79	—		$22.24
NET ASSET VALUE, Total Return(b)	4.85%	—		(1.34)%
MARKET PRICE, Total Return(c)	5.45%	—		(1.43)%
Net assets, End of Period ($ thousands)	$18,346	$14,998		$33,914
Ratios of Average Net Assets
Net Expenses	0.74%†	—		0.74%†
Net Investment Income	(0.74)%†	—		(0.74)%†
Portfolio turnover(d)	—	—		—

*	The Fund commenced operations on September 30, 2021.
**	The Fund commenced operations on December 31, 2021.
***	Rounds to less than $0.005.
†	Annualized.
(a)	Per share amounts have been calculated using the average shares method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

47

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

March 31, 2022 (unaudited)

NOTE 1 – ORGANIZATION

The AIM ETF Products Trust (the ‘‘Trust’’) is a Delaware statutory trust organized on December 17, 2019. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’). The Trust currently offers shares of ten separate series: AllianzIM U.S. Large Cap Buffer10 Jan ETF, AllianzIM U.S. Large Cap Buffer20 Jan ETF, AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Large Cap Buffer20 Apr ETF, AllianzIM U.S. Large Cap Buffer10 Jul ETF, AllianzIM U.S. Large Cap Buffer20 Jul ETF, AllianzIM U.S. Large Cap Buffer10 Oct ETF, AllianzIM U.S. Large Cap Buffer20 Oct ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF and AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (each, a ‘‘Fund’’ and collectively, the ‘‘Funds’’). Each Fund is a non-diversified series of the Trust. The Funds’ investment adviser is Allianz Investment Management LLC (the ‘‘Adviser’’). The Funds’ distributor is Foreside Fund Services, LLC (the ‘‘Distributor’’).

AllianzIM U.S. Large Cap Buffer10 Jan ETF, AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Large Cap Buffer10 Jul ETF, AllianzIM U.S. Large Cap Buffer10 Oct ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF and AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF seek to match, at the end of the current Outcome Period (defined below), the returns of the S&P 500 Price Index, up to a specified upside Cap, while providing a Buffer against the first 10% of S&P 500 Price Index losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.

AllianzIM U.S. Large Cap Buffer20 Jan ETF, AllianzIM U.S. Large Cap Buffer20 Apr ETF, AllianzIM U.S. Large Cap Buffer20 Jul ETF and AllianzIM U.S. Large Cap Buffer20 Oct ETF seek to match, at the end of the current Outcome Period (defined below), the returns of the S&P 500 Price Index, up to a specified upside Cap, while providing a Buffer against the first 20% of S&P 500 Price Index losses. The Cap and the Buffer will be reduced after taking into account management fees and other Fund fees and expenses.

The following table shows the Outcome Period for each Fund.

Fund	Outcome Period
AllianzIM U.S. Large Cap Buffer10 Jan ETF	January 1 - December 31
AllianzIM U.S. Large Cap Buffer20 Jan ETF	January 1 - December 31
AllianzIM U.S. Large Cap Buffer10 Apr ETF	April 1 - March 31
AllianzIM U.S. Large Cap Buffer20 Apr ETF	April 1 - March 31
AllianzIM U.S. Large Cap Buffer10 Jul ETF	July 1 - June 30
AllianzIM U.S. Large Cap Buffer20 Jul ETF	July 1 - June 30
AllianzIM U.S. Large Cap Buffer10 Oct ETF	October 1 - September 30
AllianzIM U.S. Large Cap Buffer20 Oct ETF	October 1 - September 30
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	April 1 - September 30/October 1 - March 31
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	January 1 - June 30/July 1 - December 31

Each Fund is a separate series of the Trust, and each Share of a Fund represents an equal proportionate interest in the Fund. All consideration received by the Trust for a Fund’s Shares and all assets of a Fund belong solely to that Fund and would be subject to liabilities related thereto.

The net asset value (‘‘NAV’’) is determined as of the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (‘‘NYSE’’ or “Exchange”) is open for business. NAV is calculated for each Fund by taking the value of the Fund’s total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per Share. All valuations are subject to review by the Board of Trustees (the ‘‘Board’’) or its delegate, the Adviser’s Fund Valuation Committee.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (‘‘GAAP’’), which require the use of estimates and assumptions to be made by management. These may

48

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

March 31, 2022 (unaudited) (continued)

affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

a. Basis of Presentation

The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s (‘‘FASB’’) Accounting Standards Codification (‘‘ASC’’). Each Fund is an investment company and follows the accounting and reporting guidance in FASB Accounting Standards Codification Topic 946 ‘‘Financial Services – Investment Companies.’’

b. Investment Valuation

The Funds’ investments are valued daily at market or, in the absence of market value with respect to any investments, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are determined in accordance with valuation procedures adopted by the Board from time to time and the requirements of the 1940 Act. As a general principle, the current ‘‘fair value’’ of a security would be the amount which the owner might reasonably expect to receive for the security upon its current sale. Valuing the Funds’ assets using fair value pricing can result in using prices for those assets that may differ from current market valuations.

Options purchased and written by the Funds generally are valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, as of the close of the NYSE. The close of trading for some options exchanges may occur later than the closing of the NYSE. If market quotations are not available, the value of an option may be priced at fair value as determined in accordance with valuation procedures adopted by the Board from time to time and the requirements of the 1940 Act.

Fair value pricing is used by a Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using ‘‘fair value’’ pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by ‘‘significant events.’’ An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next net asset value calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Board has delegated to the Adviser’s Fund Valuation Committee the authority to determine fair value prices in accordance with valuation procedures adopted by the Board. The effect of using fair value pricing is that the Funds’ net asset value will be subject to the judgment of the Board, or its delegate, the Adviser’s Fund Valuation Committee, instead of being determined by the market.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets
•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

49

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

March 31, 2022 (unaudited) (continued)

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of March 31, 2022:

AllianzIM U.S. Large Cap Buffer10 Jan ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$42,989,076	$–	$–	$42,989,076
Option Purchased - Puts	29,683,359	–	–	29,683,359
Short-Term Investments
Time Deposits	37,848	–	–	37,848
Total Assets	$72,710,283	$–	$–	$72,710,283
Liabilities
Call Options Written	$(456,714)	$–	$–	$(456,714)
Put Options Written	(5,084,532)	–	–	(5,084,532)
Total Liabilities	$(5,541,246)	$–	$–	$(5,541,246)

AllianzIM U.S. Large Cap Buffer20 Jan ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$79,299,822	$–	$–	$79,299,822
Option Purchased - Puts	54,759,054	–	–	54,759,054
Short-Term Investments
Time Deposits	9,254	–	–	9,254
Total Assets	$134,068,130	$–	$–	$134,068,130
Liabilities
Call Options Written	$(2,048,820)	$–	$–	$(2,048,820)
Put Options Written	(6,536,163)	–	–	(6,536,163)
Total Liabilities	$(8,584,983)	$–	$–	$(8,584,983)

AllianzIM U.S. Large Cap Buffer10 Apr ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$9,619,704	$–	$–	$9,619,704
Option Purchased - Puts	4,881,600	–	–	4,881,600
Short-Term Investments
Time Deposits	1,903	–	–	1,903
Total Assets	$14,503,207	$–	$–	$14,503,207
Liabilities
Call Options Written	$(273,616)	$–	$–	$(273,616)
Put Options Written	(998,624)	–	–	(998,624)
Total Liabilities	$(1,272,240)	$–	$–	$(1,272,240)
50

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

March 31, 2022 (unaudited) (continued)

AllianzIM U.S. Large Cap Buffer20 Apr ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$9,849,936	$–	$–	$9,849,936
Option Purchased - Puts	4,999,068	–	–	4,999,068
Short-Term Investments
Time Deposits	19,525	–	–	19,525
Total Assets	$14,868,529	$–	$–	$14,868,529
Liabilities
Call Options Written	$(544,881)	$–	$–	$(544,881)
Put Options Written	(757,900)	–	–	(757,900)
Total Liabilities	$(1,302,781)	$–	$–	$(1,302,781)

AllianzIM U.S. Large Cap Buffer10 Jul ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$10,152,704	$–	$–	$10,152,704
Option Purchased - Puts	3,432,799	–	–	3,432,799
Total Assets	$13,585,503	$–	$–	$13,585,503
Liabilities
Call Options Written	$(167,816)	$–	$–	$(167,816)
Put Options Written	(171,451)	–	–	(171,451)
Total Liabilities	$(339,267)	$–	$–	$(339,267)

AllianzIM U.S. Large Cap Buffer20 Jul ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$15,693,854	$–	$15,693,854
Option Purchased - Puts	–	5,128,243	–	5,128,243
Short-Term Investments
Time Deposits	9,780	–	–	9,780
Total Assets	$9,780	$20,822,097	$–	$20,831,877
Liabilities
Call Options Written	$–	$(790,368)	$–	$(790,368)
Put Options Written	–	(141,072)	–	(141,072)
Total Liabilities	$–	$(931,440)	$–	$(931,440)
51

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

March 31, 2022 (unaudited) (continued)

AllianzIM U.S. Large Cap Buffer10 Oct ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$34,061,392	$–	$34,061,392
Option Purchased - Puts	–	11,953,870	–	11,953,870
Short-Term Investments
Time Deposits	26,647	–	–	26,647
Total Assets	$26,647	$46,015,262	$–	$46,041,909
Liabilities
Call Options Written	$–	$(960,069)	$–	$(960,069)
Put Options Written	–	(1,350,437)	–	(1,350,437)
Total Liabilities	$–	$(2,310,506)	$–	$(2,310,506)

AllianzIM U.S. Large Cap Buffer20 Oct ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$32,338,138	$–	$32,338,138
Option Purchased - Puts	–	11,350,480	–	11,350,480
Short-Term Investments
Time Deposits	32,333	–	–	32,333
Total Assets	$32,333	$43,688,618	$–	$43,720,951
Liabilities
Call Options Written	$–	$(2,096,278)	$–	$(2,096,278)
Put Options Written	–	(851,436)	–	(851,436)
Total Liabilities	$–	$(2,947,714)	$–	$(2,947,714)

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$12,895,350	$–	$–	$12,895,350
Option Purchased - Puts	6,478,186	–	–	6,478,186
Short-Term Investments
Time Deposits	22,404,417	–	–	22,404,417
Total Assets	$41,777,953	$–	$–	$41,777,953
Liabilities
Call Options Written	$(377,130)	$–	$–	$(377,130)
Put Options Written	(738,452)	–	–	(738,452)
Total Liabilities	$(1,115,582)	$–	$–	$(1,115,582)
52

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

March 31, 2022 (unaudited) (continued)

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

	Level 1	Level 2	Level 3	Total
Assets
Option Purchased - Calls	$–	$20,940,793	$–	$20,940,793
Option Purchased - Puts	–	13,959,252	–	13,959,252
Short-Term Investments
Time Deposits	10,908	–	–	10,908
Total Assets	$10,908	$34,900,045	$–	$34,910,953
Liabilities
Call Options Written	$–	$(75,539)	$–	$(75,539)
Put Options Written	–	(869,898)	–	(869,898)
Total Liabilities	$–	$(945,437)	$–	$(945,437)

c.       Derivatives

Flexible Exchange Options - Each Fund intends to invest substantially all of its assets in Flexible Exchange Options (‘‘FLEX Options’’) on an underlying index. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (‘‘OCC’’), a market clearinghouse.

Options on Indices - The FLEX Options in which each Fund invests are both purchased and written put and call options on a S&P 500 Index. The Funds may also invest in other types of index options. In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a particular asset at a specified future date at an agreed upon price.

The Funds purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right, but not the obligation, to sell an asset (or, in the case of an index put option, to receive a cash settlement equal to the amount by which the strike price of the option exceeds the closing price of the index, times a specified multiple) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or, in the case of an index put option, to deliver a cash settlement equal to the amount by which the strike price of the option exceeds the closing price of the index, times a specified multiple) at a certain defined price. Call options give the holder (i.e., the buyer) the right, but not the obligation, to buy an asset (or, in the case of an index call option, to receive a cash settlement equal to the amount by which the closing price of the index exceeds the strike price of the option, times a specified multiple) and the seller (i.e., the writer) the obligation to sell the asset (or, in the case of an index call option, to deliver a cash settlement equal to the amount by which the closing price of the index exceeds the strike price of the option, times a specified multiple) at a certain defined price.

d.       Summary of Derivatives Information

The following tables presents the value of derivatives held as of March 31, 2022, by the primary underlying risk exposure and respective location in the Statements of Assets and Liabilities:

AllianzIM U.S. Large Cap Buffer10 Jan ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:		–
Equity contracts	$72,672,435	$–
Gross Liabilities:
Equity contracts	$–	$(5,541,246)
53

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Notes to Financial Statements

March 31, 2022 (unaudited) (continued)

AllianzIM U.S. Large Cap Buffer20 Jan ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$134,058,876	$–
Gross Liabilities:
Equity contracts	$–	$(8,584,983)

AllianzIM U.S. Large Cap Buffer10 Apr ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$14,501,304	$–
Gross Liabilities:
Equity contracts	$–	$(1,272,240)

AllianzIM U.S. Large Cap Buffer20 Apr ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$14,849,004	$–
Gross Liabilities:
Equity contracts	$–	$(1,302,781)

AllianzIM U.S. Large Cap Buffer10 Jul ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$13,585,503	$–
Gross Liabilities:
Equity contracts	$–	$(339,267)

AllianzIM U.S. Large Cap Buffer20 Jul ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$20,822,097	$–
Gross Liabilities:
Equity contracts	$–	$(931,440)
54

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Notes to Financial Statements

March 31, 2022 (unaudited) (continued)

AllianzIM U.S. Large Cap Buffer10 Oct ETF

Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$46,015,262	$–
Gross Liabilities:
Equity contracts	$–	$(2,310,506)

AllianzIM U.S. Large Cap Buffer20 Oct ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$43,688,618	$–
Gross Liabilities:
Equity contracts	$–	$(2,947,714)

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$19,373,536	$–
Gross Liabilities:
Equity contracts	$–	$(1,115,582)

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Derivative Contracts	Statements of Assets and Liabilities Location
	Investments, at value	Options Contracts Written, at value
Gross Assets:
Equity contracts	$34,900,045	$–
Gross Liabilities:
Equity contracts	$–	$(945,437)
55

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

March 31, 2022 (unaudited) (continued)

The following tables present the effect of derivatives in the Statements of Operations for the period ended March 31, 2022, by primary underlying risk exposure:

AllianzIM U.S. Large Cap Buffer10 Jan ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(7,901,609)	$(2,801,628)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$8,424,668	$2,226,745

AllianzIM U.S. Large Cap Buffer20 Jan ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(7,119,098)	$(7,800,541)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$9,173,275	$5,513,033

AllianzIM U.S. Large Cap Buffer10 Apr ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(2,687,846)	$363,933
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$2,899,449	$241,090

AllianzIM U.S. Large Cap Buffer20 Apr ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(3,201,329)	$(811,202)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$3,983,401	$589,032

56

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March 31, 2022 (unaudited) (continued)

AllianzIM U.S. Large Cap Buffer10 Jul ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(534,772)	$245,178
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$1,016,903	$727,976

AllianzIM U.S. Large Cap Buffer20 Jul ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(181,912)	$(760,053)
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$1,449,434	$701,515

AllianzIM U.S. Large Cap Buffer10 Oct ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$132,507	$57,456
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(158,135)	$1,876,293

AllianzIM U.S. Large Cap Buffer20 Oct ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$405,351	$135,756
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(393,312)	$955,415

AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Realized Gain (Loss) on Derivatives Recognized in the Statement of Operations
Equity contracts	$67,018	$1,895,765
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(197)	$(246)
57

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

March 31, 2022 (unaudited) (continued)

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

Derivative Contracts	Options Contracts Purchased	Options Contracts Written
Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statement of Operations
Equity contracts	$(977,110)	$966,325

Derivatives Volume

The tables below disclose the volume of the Funds’ options contracts during the period ended March 31, 2022:

	AllianzIM U.S. Large Cap Buffer10 Jan ETF	AllianzIM U.S. Large Cap Buffer20 Jan ETF	AllianzIM U.S. Large Cap Buffer10 Apr ETF	AllianzIM U.S. Large Cap Buffer20 Apr ETF	AllianzIM U.S. Large Cap Buffer10 Jul ETF
Purchased Options:
Average Notional Amount	$59,486	$114,400	$13,657	$26,914	$28,457
Options Written:
Average Notional Amount	$74,357	$143,000	$17,071	$33,643	$35,571

	AllianzIM U.S. Large Cap Buffer20 Jul ETF	AllianzIM U.S. Large Cap Buffer10 Oct ETF	AllianzIM U.S. Large Cap Buffer20 Oct ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF(1)
Purchased Options:
Average Notional Amount	$36,571	$45,486	$42,171	$38,571	$36,500
Options Written:
Average Notional Amount	$45,714	$56,857	$52,714	$48,214	$45,625

(1) Positions were opened for the period December 31, 2021 (commencement of operations) through March 31, 2022.

e.       Securities Transactions and Net Investment Income

Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when a Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expenses.

f.       Cash Equivalents and Temporary Investments

Each Fund may invest in securities with maturities of less than one year or cash equivalents, including money market funds, or each may hold cash.

g.       Dividend Distributions

The Funds expect to declare and distribute all of their net investment income, if any, to shareholders as dividends at least annually. The Funds may distribute such dividend income and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Funds.

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Notes to Financial Statements

March 31, 2022 (unaudited) (continued)

h.       Reclassification

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per share.

i.       Taxes

It is the Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable net investment income and capital gains, if any, to their shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned. Management has reviewed the tax positions and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions for the tax period ended March 31, 2022 and year ended September 30, 2021. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2022, the Funds did not incur any interest or penalties.

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser

The Adviser, located at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, furnishes investment management services to the Funds pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the ‘‘Advisory Agreement’’), subject to the supervision and direction of the Board. The Adviser is registered with the Securities and Exchange Commission (‘‘SEC’’) as an investment adviser under the Investment Advisers Act of 1940, as amended.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee for managing the Funds’ assets at the annual rate listed below. This unitary management fee is designed to pay the Funds’ ordinary operating expenses and to compensate the Adviser for the services it provides to the Funds. Under the Advisory Agreement, the Adviser pays all of the ordinary operating expenses of the Funds, excluding (i) the Funds’ management fees, (ii) acquired fund fees and expenses, (iii) payments under the Funds’ Rule 12b-1 plan (if any), (iv) brokerage expenses (including any costs incidental to transactions in portfolio securities or other instruments), (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto), and (viii) other non-routine or extraordinary expenses (including expenses arising from mergers, acquisitions or similar transactions involving any Fund).

The fee is equal to the 0.74% annual rate of the average daily net assets of each Fund. Management fees are paid at the end of each Fund’s outcome period.

Other Funds’ Service Providers

Brown Brothers Harriman & Co. (‘‘BBH’’) is the Funds’ administrator, fund accountant, transfer and dividend agent and custodian. BBH is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds and ETFs.

Brown Brothers Harriman & Co. has entered into an agreement with State Street Corporation (“State Street”) under which State Street will acquire BBH’s Investor Services business; which includes its custody, fund accounting and administration, transfer agency, depositary services, foreign exchange and securities lending services. The completion of the transaction is subject to customary closing conditions and regulatory approvals.

Foreside Fund Services, LLC (the ‘‘Distributor’’), is the distributor for the shares of the Funds. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (‘‘FINRA’’).

Foreside Fund Officer Services, LLC provides the Funds with a Principal Financial Officer.

Stradley Ronon Stevens and Young, LLP serves as legal counsel to the Trust.

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Notes to Financial Statements

March 31, 2022 (unaudited) (continued)

Cohen & Company, Ltd. serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

NOTE 4 – PORTFOLIO SECURITIES

There were no aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the reporting period ended March 31, 2022.

NOTE 5 – PURCHASE AND SALE OF FUND SHARES

The Funds issue and redeem Shares at NAV only with Authorized Participants and only in Creation Units (large blocks of 25,000 Shares) or multiples thereof, in exchange for a basket of cash and/or instruments that each Fund specifies each day. Except when aggregated in Creation Units, the Shares are not redeemable by the Funds.

Individual Shares may be purchased and sold only on a national securities exchange through brokers. Shares will be listed for trading on NYSE Arca, Inc. and because the Shares will trade at market prices rather than NAV, Shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).

Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of the date of this report, Allianz Life Insurance Company North America, the parent company of the Adviser, owned more than 25% of the outstanding Shares of AllianzIM U.S. Large Cap Buffer10 Apr ETF, AllianzIM U.S. Large Cap Buffer20 Jul ETF, AllianzIM U.S. Large Cap Buffer10 Oct ETF, AllianzIM U.S. Large Cap Buffer20 Oct ETF, AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF and AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF.

NOTE 6 – DISTRIBUTIONS AND TAXATION OF THE FUNDS

The Funds intend to elect and qualify each year for treatment as a regulated investment company (‘‘RIC’’) under the Internal Revenue Code of 1986, as amended (the ‘‘Code’’). If the Funds meet certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

The Funds may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of their income and gains that have been distributed. If the Funds use equalization accounting, they will allocate a portion of their undistributed investment company taxable income and net capital gains to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that they distribute in cash. If the IRS determines that the Funds’ allocation is improper and that the Funds have under-distributed their income and gain for any taxable year, the Funds may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the distribution requirements under the Code as noted above, the Fund will not qualify that year as a RIC.

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. As of September 30, 2021, the following Funds have reclassifications due to permanent book-to-tax differences as a result of deemed distributions for tax purposes:

	Paid-in Capital	Total distributed earnings (accumulated loss)
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$3,273,658	$(3,273,658)
AllianzIM U.S. Large Cap Buffer20 Jan ETF	1,996,892	(1,996,892)
AllianzIM U.S. Large Cap Buffer10 Apr ETF	1,212,434	(1,212,434)
AllianzIM U.S. Large Cap Buffer20 Apr ETF	645,291	(645,291)
AllianzIM U.S. Large Cap Buffer10 Jul ETF	691,542	(691,542)
AllianzIM U.S. Large Cap Buffer20 Jul ETF	202,364	(202,364)
60

AIM ETF PRODUCTS TRUST

Notes to Financial Statements

March 31, 2022 (unaudited) (continued)

	Paid-in Capital	Total distributed earnings (accumulated loss)
AllianzIM U.S. Large Cap Buffer10 Oct ETF	4,718,441	(4,718,441)
AllianzIM U.S. Large Cap Buffer20 Oct ETF	2,197,548	(2,197,548)
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	—	—

The tax character of distributions paid by the Funds during the year ended September 30, 2021 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$—	$—	$—
AllianzIM U.S. Large Cap Buffer20 Jan ETF	—	—	—
AllianzIM U.S. Large Cap Buffer10 Apr ETF	56,334	96,385	152,719
AllianzIM U.S. Large Cap Buffer20 Apr ETF	31,260	58,899	90,159
AllianzIM U.S. Large Cap Buffer10 Jul ETF	48,145	80,968	129,113
AllianzIM U.S. Large Cap Buffer20 Jul ETF	30,959	56,644	87,603
AllianzIM U.S. Large Cap Buffer10 Oct ETF	—	—	—
AllianzIM U.S. Large Cap Buffer20 Oct ETF	—	—	—
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	—	—	—

NOTE 7 – INDEMNIFICATION

The Trust will indemnify its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 8 – RISK OF INVESTING IN THE FUNDS

The Funds’ investment strategy is different from more typical investment products, and the Funds may be unsuitable for some investors. It is important that investors understand the Funds’ investment strategy before making an investment in the Funds. Investors should carefully review the Funds’ investment objectives, strategies and risks included in the Funds’ prospectus before investing.

FLEX Options Risk

The Funds will utilize FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (‘‘OCC’’). The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among other things, changes in the value of the S&P 500 Price Index, changes in interest rates, changes in the actual and implied volatility of the S&P 500 Price Index and the remaining time until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the S&P 500 Price Index; although they generally move in the same direction, it is possible they may move in different directions.

Market Risk

The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions

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Notes to Financial Statements

March 31, 2022 (unaudited) (continued)

and interest rates will not have the same impact on all types of securities. In addition, unexpected events and their aftermaths, such as pandemics, epidemics or other public health issues; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Any such circumstances could have a materially negative impact on the value of Funds’ Shares and could result in increased market volatility. During any such events, the Funds’ Shares may trade at increased premiums or discounts to its NAV.

Buffered Loss Risk

There can be no guarantee that the Funds will be successful in implementing their stated Buffer strategy in an Outcome Period. Despite the intended Buffer, a shareholder may lose their entire investment. If an investor purchases Shares during an Outcome Period after the S&P 500 Price Index has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Funds do not provide principal protection or protection of gains and shareholders could experience significant losses including loss of their entire investment.

Capped Upside Return Risk

The Funds’ strategy seeks to provide returns that match those of the S&P 500 Price Index at the end of the Outcome Period, subject to each Fund’s stated Cap. The Cap represents the absolute maximum percentage return an investor can achieve from an investment in a Fund held for the entire Outcome Period. In the event that the S&P 500 Price Index experiences gains in excess of a Fund’s stated Cap for the Outcome Period, the Fund will not participate in those gains beyond the Cap. If an investor purchases Shares during an Outcome Period after the S&P 500 Price Index has increased, the investor may have little or no opportunity for investment gain on their Shares for that Outcome Period due to the effect of the Cap. The Cap will change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods and could change significantly from one Outcome Period to another.

Investment Objective and Outcome Period Risk

There can be no guarantee that the Funds will be successful in their strategy to provide shareholders with a return that matches that of the S&P 500 Price Index at the end of an Outcome Period, subject to the Cap and the Buffer. The Funds’ strategy is designed to produce the outcomes upon the expiration of the FLEX Options on the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period. If an investor purchases or sells Shares during an Outcome Period, the returns realized by the investor will not match those that the Funds seek to achieve for the Outcome Period.

Tax Risk

To maintain its status as a RIC, the Funds must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund’s investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the ‘‘issuer’’ of certain derivatives that the Funds will enter into. Therefore, there is a risk that the Funds will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Funds do not qualify as RICs for any taxable year and certain relief provisions are not available, the Funds’ taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, if a shareholder purchases Shares after the Outcome Period has begun and shortly thereafter the Funds issue a dividend (commonly known as ‘‘buying a dividend’’), the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Valuation Risk

During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Funds, the ability of the Funds to value the FLEX Options becomes more difficult and the judgment of the Adviser or a fair value pricing vendor (in accordance with the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Funds’ holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations will be made in good faith, it may nevertheless be more difficult for the Funds to accurately assign a daily value.

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AIM ETF PRODUCTS TRUST

Notes to Financial Statements

March 31, 2022 (unaudited) (continued)

Liquidity Risk

In the event that trading in the underlying FLEX Options is limited or absent, the value of the Funds’ FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. In a less liquid market for the FLEX Options, the liquidation of a large number of options may significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Cash Transactions Risk

The Funds may issue and redeem creation units of their Shares solely or partially for cash, rather than in-kind for securities and portfolio instruments. As a result, an investment in the Funds may be less tax-efficient than an ETF that transacts principally in-kind. To the extent the Funds effect redemptions for cash, it may be required to sell portfolio securities or close derivatives positions in order to obtain the cash needed to distribute redemption proceeds. A sale of Shares may result in capital gains or losses and may also result in higher brokerage costs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes, which generally will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.

Non-Diversification

The Funds are classified as non-diversified under the 1940 Act. As a result, the Funds are only limited as to the percentage of their assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Funds may invest a relatively high percentage of their assets in a limited number of issuers. As a result, the Funds may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Premium/Discount Risk

The Adviser cannot predict whether Shares will trade on the Exchange below, at or above their NAV because the Shares trade at market prices and not at NAV. Price differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Active Markets Risk

There can be no assurance that an active trading market for the Shares will develop or be maintained. The Funds face numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/ redemption process of the Funds.

NOTE 9 – CORONAVIRUS (COVID-19) PANDEMIC

The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 10 – NEW ACCOUNTING PRONOUNCEMENT

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and in addition to these and other requirements, will require

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AIM ETF PRODUCTS TRUST

Notes to Financial Statements

March 31, 2022 (unaudited) (continued)

certain Funds to maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. Management expects that the adoption of this guidance will not have a material impact on the Funds’ financial statements.

NOTE 11 – SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

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AIM ETF PRODUCTS TRUST

Disclosure of Fund Expenses

March 31, 2022 (unaudited)

Example

As a shareholder of a Fund, you may incur two potential types of costs: (1) transaction costs, such as brokerage commissions for the purchases and sales of your Fund Shares, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the period from October 1, 2021 until March 31, 2022*.

Actual Expenses

The ‘‘Actual’’ columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading ‘‘Actual Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The ‘‘Hypothetical’’ columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in a Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction fees, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the numbers under the heading ‘‘Hypothetical Expenses Paid During the Six-Month Period’’ is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. If transaction costs were included, your costs would have been higher.

Fund	Beginning Account Value 10/01/2021	Actual Ending Value 3/31/2022	Actual Expenses Paid During the Period		Hypothetical Ending Account Value 3/31/2022	Hypothetical Expenses Paid During the Six-Month Period(a)	Annualized Expense Ratio
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$1,000.00	$999.58	$3.69		$1,021.24	$3.73	0.74%
AllianzIM U.S. Large Cap Buffer20 Jan ETF	$1,000.00	$995.33	$3.68		$1,021.24	$3.73	0.74%
AllianzIM U.S. Large Cap Buffer10 Apr ETF	$1,000.00	$1,060.08	$3.80		$1,021.24	$3.73	0.74%
AllianzIM U.S. Large Cap Buffer20 Apr ETF	$1,000.00	$1,027.34	$3.74		$1,021.24	$3.73	0.74%
AllianzIM U.S. Large Cap Buffer10 Jul ETF	$1,000.00	$1,042.98	$3.77		$1,021.24	$3.73	0.74%
AllianzIM U.S. Large Cap Buffer20 Jul ETF	$1,000.00	$1,026.60	$3.74		$1,021.24	$3.73	0.74%
AllianzIM U.S. Large Cap Buffer10 Oct ETF	$1,000.00	$1,043.25	$3.77		$1,021.24	$3.73	0.74%
AllianzIM U.S. Large Cap Buffer20 Oct ETF	$1,000.00	$1,024.50	$3.74		$1,021.24	$3.73	0.74%
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	$1,000.00	$1,048.47	$3.78		$1,021.24	$3.73	0.74%
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	$1,000.00	$986.60	$1.81	(b)	$1,021.24	$3.73	0.74%

*	The AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF commenced operations on December 31, 2021.
(a)	Fund expenses are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2022, and divided by the 365 (to reflect the one-half year period).
(b)	Fund expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the 90 days in the most recent fiscal half-year since commencement of operations, then divided by the 365 (to reflect the actual year period).
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Other Information (unaudited)

Proxy Voting Information

Information regarding how the Funds’ voted proxies related to portfolio securities during the most recent 12-month period ended June 30, 2021 is available without charge and upon request by calling 1-877-429-3837, at AllianzIM.com or on the SEC’s website at http://www.sec.gov. Proxies for the Funds’ portfolio securities are voted in accordance with the Adviser’s proxy voting policies and procedures, which are set forth in the Trust’s Statement of Additional Information.

Quarterly Portfolio Holdings Information

The Trust files complete schedules of Fund portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Forms N-PORT are available on the SEC’s website at http://www.sec.gov. The Funds’ Schedules of Investment for the first and third quarters also may be found on the Funds’ website at http://www. allianzim.com/regulatory-documents/ or by calling 1-877-429-3837.

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Statement Regarding the Trust’s Liquidity Risk Management Program (unaudited)

Each series (each such series a “Fund” and, together, the “Funds”) of the AIM ETF Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation of illiquid investments; and (v) redemptions in-kind.

The Board of Trustees of each Fund (the “Board”) approved the designation of the individual officers of the Trust who serve as the administrators of the Program (the “Program Administrators”). The Program Administrators oversee the implementation of the Program, including the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on February 22, 2022, the Program Administrators provided their annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the annual period from January 1, 2021, through December 31, 2021 (the “Reporting Period”). This Report included an overview of the operation of the Program, including liquidity events relevant to the Funds, if any, during the Reporting Period and conclusions with respect to the adequacy of the policies and procedures of the Program and the effectiveness of Program implementation. The Report also included a summary of the annual assessment of each Fund’s liquidity risk, which took into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1)	Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3)	Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4)	(i) The relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which,

ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, the Report concluded that each Fund continues to have an investment strategy that is appropriate for an open-end fund, and that each Fund is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. There were no material liquidity matters impacting the Funds identified in the Report and the Report concluded that the Program operated effectively during the Reporting Period, including during periods of market volatility.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the classification methodology as provided in the Program and noted there were no material issues with respect to liquidity classifications during the Reporting Period.

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments. During the Reporting Period, no Fund breached the 15% limit on illiquid investments.

During the Reporting Period, each Fund maintained a designated HLIM. The Report stated that the Program Administrators reviewed each Fund’s HLIM as provided in the Program and concluded that each Fund’s applicable HLIM operated as intended during the Reporting Period. During the Reporting Period, no Fund fell below its designated HLIM. The Report also noted that the Program Administrators determined that each Fund primarily holds assets which are highly liquid investments and that,

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AIM ETF PRODUCTS TRUST

Statement Regarding the Trust’s Liquidity Risk Management Program (unaudited) (continued)

therefore, none of the Funds are required to maintain an HLIM pursuant to the Liquidity Rule or the Program. Consequently, the Program Administrators determined to remove the HLIM for all Funds. This determination is subject to review by the Program Administrators at least annually.

In-kind creation unit redemptions, if any, are conducted pursuant to the Fund’s Rule 6c-11 and ETF Basket Policies and Procedures.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period. The Report noted that there were no material changes to the Program during the Reporting Period, and none were recommended by the Program Administrators in connection with the Report, other than the removal of the HLIM for each Fund as noted above.

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AIM ETF PRODUCTS TRUST

Board Approval of the Investment Advisory Agreement (unaudited)

AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF

At a virtual meeting (the “Meeting”) of the Board of Trustees (the “Board”) of AIM ETF Products Trust (the “Trust”) held May 18, 2021, in which all those participating could hear each other simultaneously, the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved the investment advisory agreement (the “Agreement”) between Allianz Investment Management LLC (the “Manager”) and the Trust with respect to the AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (the “Fund”), for an initial two-year term.

Under the Agreement, the Manager is obligated to pay all of the ordinary operating expenses of the Fund, except for certain excluded items (the “Unified Fee”). In considering approval of the Agreement, the Independent Trustees met in executive session with independent counsel, who provided assistance and advice. The Board, including the Independent Trustees, evaluated the terms of the Agreement, reviewed information provided by the Manager in connection with the Agreement, and reviewed the duties and responsibilities of the Trustees in evaluating and approving the Agreement. The materials provided for the Meeting included: (i) the form of Agreement; (ii) the Manager’s responses to an information request relating to the Agreement and the services thereunder; (iii) financial information relating to the Manager’s estimated profitability in managing the Fund; (iv) information concerning the business, operations and compliance program of the Manager; and (v) a memorandum from independent counsel regarding the role and responsibilities of trustees in considering the approval of investment advisory arrangements. The Board also considered data provided by the Manager, from an unaffiliated third party database, comparing the proposed advisory fee and projected expense ratio of the Fund with the fees and expenses of a peer group of similar U.S.-listed buffer ETFs (the “Peer Group”). The Board discussed the criteria used by the Manager for selecting the Peer Group and concluded that the data was useful and reliable for the purpose of reviewing the Agreement.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent board members are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and took them into account in its review of the Agreement for the Fund.

Shareholder reports are required to include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The “factors” enumerated by the SEC are set forth below with the Board’s conclusions regarding such factors:

(a)	The nature, extent and quality of services to be provided to the Fund by the Manager. The Board considered the scope of services to be provided under the Agreement. In considering the nature, extent and quality of the services to be provided by the Manager, the Board reviewed the Manager’s compliance infrastructure and the financial strength and resources of the Manager and its parent organization. The Board also reviewed information regarding the qualifications, background and experience of the investment personnel who will be responsible for the day-to-day management of the Fund, including expertise with hedging strategies and derivatives instruments. The Board considered the Manager’s experience as the investment manager to the other series of the Trust as well as to mutual funds underlying variable products and other accounts. The Board also considered the services to be provided to the Fund by the Manager, such as implementation of the Fund’s investment strategy, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Manager based on its experience, personnel, operations and resources.

(b)	The cost of services to be provided to the Fund by the Manager, profitability and economies of scale. The Board reviewed the proposed expense ratio and advisory fee to be paid by the Fund and considered the expense ratios and advisory fees of the Peer Group. The Board noted that the Fund’s advisory fee and net expense ratio were lower than the advisory fees and net expense ratios of all funds included in the Peer Group, but the Board also took into account that the buffer ETF strategy is relatively new and unique and, therefore, that the Peer Group is relatively limited.
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AIM ETF PRODUCTS TRUST

Board Approval of the Investment Advisory Agreement (unaudited) (continued)

The Board took into consideration that the advisory fee was a “unified fee,” meaning that the Manager bears all of the ordinary operating expenses of the Fund, except for certain excluded items. The Board concluded that the advisory fee was reasonable.

The Board also evaluated the compensation and benefits expected to be received by the Manager and its affiliates from their relationship with the Fund, taking into account estimates of the Manager’s anticipated profitability. The Board noted that the Manager had borne all of the organizational expenses of the Fund. The Board noted that, because the Fund had not yet commenced operations, it was too early to assess the potential for economies of scale, though the Board expected to address economies of scale when assets under management reached appropriate levels.

(c)	The investment performance of the Fund and the Manager. The Board noted that there was no prior performance of the Fund to consider, but the Board took into account the Manager’s experience managing the other series of the Trust as well as mutual funds underlying variable products and other accounts. The Board noted that such experience demonstrated the Manager’s ability to effectively manage 1940 Act registered investment companies. After considering all of the information, the Board concluded that the Fund and its shareholders were likely to benefit from the Manager’s management.

In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Agreement, the Board concluded that the advisory fee was reasonable, and that the approval of the Agreement was in the best interest of the Fund. No single factor was determinative to the decision of the Board, and each individual Trustee may have assigned different weights to various factors.

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AIM ETF PRODUCTS TRUST

Investment Adviser

Allianz Investment Management LLC

5701 Golden Hills Drive

Minneapolis, Minnesota 55416

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Administrator, Custodian, Fund Accountant, and Transfer Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, Massachusetts 02110

Legal Counsel

Stradley Ronon Stevens and Young, LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania 19103

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

71

Item 2.	Code of Ethics.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 3.	Audit Committee Financial Expert.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 6.	Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(2) to this Form N-CSR.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM ETF PRODUCTS TRUST

By: (Signature and Title)

/s/ Brian Muench
Brian Muench
Title: President (Principal Executive Officer)
Date: June 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Brian Muench
Brian Muench
Title: President (Principal Executive Officer)
Date: June 2, 2022

By: (Signature and Title)

/s/ Monique Labbe
Monique Labbe
Title: Treasurer (Principal Financial Officer)
Date: June 2, 2022